UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,342
Construction & Engineering — 0.2%
USI United Subcontractors		6,454	968,096
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)		546,753,936	759,988
Electric Utilities — 0.1%
Vistra Energy Corp (a)		18,142	253,081
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		8,511	13,830
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)		3,155	—
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc. (a)		40,280	152,259
Southcross Holdings LP		40	14,000

			166,259
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $15,599) (c)		1,013	1,013
Total Common Stocks — 0.4%			2,165,609

Asset-Backed Securities — 13.6%		Par (000)
ACAS CLO Ltd., Series 2014-1A, Class C, 3.78%, 7/18/26 (d)(e)	USD	1,000	997,305
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.79%, 5/10/32 (d)(e)		8	8,160
ALM Loan Funding, Series 2013-7RA, Class D, 5.88%, 4/24/24 (d)(e)		1,040	1,040,031
ALM VI Ltd., Series 2012-6A, Class B2R, 3.68%, 7/15/26 (d)(e)		1,000	997,008
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (d)(e)		3,140	3,079,067
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,916,269
AMMC CLO 19 Ltd., Series 2016-19A, Class D, 4.63%, 10/15/28 (d)(e)		1,000	1,000,000
AMMC CLO Ltd., Series 2014-15A, Class D, 5.03%, 12/09/26 (d)(e)		2,000	1,960,000

Asset-Backed Securities		Par (000)	Value
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class D, 4.95%, 1/15/29 (d)(e)(f)	USD	350	$338,660
Apidos CLO XVII, Series 2014-17A, Class B, 3.73%, 4/17/26 (d)(e)		1,000	994,768
Ares CLO Ltd. (d)(e):
Series 2012-2A, Class CR, 3.57%, 10/12/23		1,000	997,810
Series 2014 32A, Class B, 4.16%, 11/15/25		1,250	1,249,894
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (d)(e)		1,850	1,827,968
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.68%, 7/20/26 (d)(e)		1,250	1,250,625
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 5.03%, 11/20/28 (d)(e)		1,000	1,000,000
Carlyle Global Market Strategies CLO Ltd., Class C (d)(e):
Series 2013-1A, 4.90%, 2/14/25		250	249,969
Series 2014-5A, 5.03%, 10/16/25		2,000	2,000,145
Series 2015-1A, 4.03%, 4/20/27		500	504,167
CIFC Funding 2014-IV Ltd., Series 2014-4A, Class C1, 3.78%, 10/17/26 (d)(e)		2,850	2,850,002
CIFC Funding Ltd., Class D (d)(e):
Series 2014-3A, 4.28%, 7/22/26		420	399,610
Series 2015-1A, 4.88%, 1/22/27		600	571,159
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (e)		1,324	1,237,100
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (e)		3,133	3,109,296
Flagship CLO, Series 2014-8A, Class C, 4.01%, 1/16/26 (d)(e)		1,000	994,971
Gramercy Park CLO Ltd., Series 2012-1AR, Class CR, 4.93%, 7/17/23 (d)(e)		5,000	5,008,332
Litigation Fee Residual Funding, 4.00%, 10/30/27		1,754	1,742,213
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (d)(e)		1,500	1,500,622
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		4,000	3,940,450
OZLM IX Ltd., Series 2014-9A, Class C, 4.48%, 1/20/27 (d)(e)		1,000	974,551

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Asset-Backed Securities	Par (000)		Value
OZLM VII Ltd., Series 2014-7A, Class C, 4.48%, 7/17/26 (d)(e)	USD	780	$749,676
OZLM VIII Ltd., Series 2014-8A (d)(e):
Class B, 3.88%, 10/17/26		2,500	2,499,747
Class C, 4.38%, 10/17/26		500	482,500
OZLM XII Ltd., Series 2015-12A, Class C, 4.59%, 4/30/27 (d)(e)		1,000	967,584
OZLM XV Ltd., Series 2016-15A, Class C, 4.92%, 1/20/29 (d)(e)(f)		1,000	976,600
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.88%, 10/25/26 (d)(e)		2,000	1,999,942
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,058,663
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,542,373
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,561,108
Shackleton I CLO Ltd., Series 2012-1A, Class DR, 5.08%, 8/12/23 (d)(e)		800	800,000
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (d)(e)		800	773,319
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.48%, 1/23/27 (d)(e)		2,000	1,930,000
Symphony CLO XV Ltd., Series 2014-15A, Class C, 4.08%, 10/17/26 (d)(e)		4,000	3,999,675
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (d)(e)(f)		1,000	986,323
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.48%, 7/15/27 (d)(e)		400	384,012
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.13%, 7/20/28 (d)(e)		1,000	986,568
Voya CLO Ltd., Class C (d)(e):
Series 2014-4A, 4.88%, 10/14/26		2,500	2,459,058
Series 2016-3A, 4.67%, 10/18/27		270	264,600
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,082,046

Asset-Backed Securities	Par (000)		Value
York CLO-4 Ltd., Series 2016-2A, Class E, 1.00%, 1/20/30 (f)	USD	1,000	$907,700

			84,151,646
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (e)		4,737	328,655
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 4/15/29		6,724	458,084

			786,739
Total Asset-Backed Securities — 13.7%			84,938,385

Corporate Bonds
Aerospace & Defense — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)(g)		560	438,200
Bombardier, Inc. (e):
7.50%, 3/15/18		18	19,332
5.50%, 9/15/18		566	604,601
8.75%, 12/01/21		220	218,350
6.00%, 10/15/22		117	102,668
6.13%, 1/15/23		290	250,125
7.50%, 3/15/25		647	575,118
KLX, Inc., 5.88%, 12/01/22 (e)		538	550,105
Moog, Inc., 5.25%, 12/01/22 (e)		270	274,725
TransDigm, Inc.:
6.00%, 7/15/22 (g)		1,852	1,907,560
6.50%, 7/15/24 (g)		680	704,650
6.38%, 6/15/26 (e)		556	565,730

			6,211,164
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	110,896
6.50%, 6/15/22 (e)(g)	USD	1,100	1,139,875
6.13%, 9/01/23 (e)		247	252,557

			1,503,328
Airlines — 2.2%
Air Canada Pass-Through Trust (e):
Series 2013-1, Class C, 6.63%, 5/15/18		651	676,226
Series 2015-1, Class B, 3.88%, 9/15/24 (g)		1,397	1,352,020
American Airlines Group, Inc., 4.63%, 3/01/20 (e)		315	313,031
American Airlines Pass-Through Trust, Series 2013-2 (g):
Class A, 4.95%, 7/15/24		3,087	3,306,925

2	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2 (g) (continued):
Class B, 5.60%, 1/15/22 (e)	USD	595	$614,734
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (g)		780	809,250
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		176	176,296
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 3/03/24 (g)		2,080	2,123,916
Series 2015-1, Class A, 3.70%, 6/01/24		2,430	2,502,900
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		333	372,007
Virgin Australia Trust, Series 2013-1 (e)(g):
Class A, 5.00%, 4/23/25		483	500,947
Class C, 7.13%, 10/23/18		555	563,560

			13,311,812
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (e)		297	299,227
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	187,644
Delphi Automotive PLC, 4.40%, 10/01/46	USD	240	220,586
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	100	114,803
4.75%, 7/15/22		100	114,066
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	67	66,497
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (g)		1,314	1,323,855
IHO Verwaltungs GmbH (h):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	107,282
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	105,635
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	200	200,419
(4.5% PIK), 3.75%, 9/15/26	EUR	100	103,228
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)	USD	200	193,275

			3,036,517

Corporate Bonds	Par (000)		Value
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (g)	USD	2,478	$2,522,106
Banks — 1.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	103,600
Banco Espirito Santo SA (a)(b):
4.75%, 1/15/18		100	30,206
4.00%, 1/21/19		100	30,206
Bank of Ireland, 4.25%, 6/11/24 (d)		100	106,699
Bankia SA, 4.00%, 5/22/24 (d)		200	210,164
Barclays PLC, 3.65%, 3/16/25 (g)	USD	3,600	3,432,002
CIT Group, Inc.:
5.50%, 2/15/19 (e)(g)		1,195	1,261,472
5.00%, 8/01/23		235	242,050
Commerzbank AG, 7.75%, 3/16/21	EUR	100	124,551
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		100	99,554
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,220,401
Santander Holdings USA, Inc., 4.50%, 7/17/25 (g)	USD	1,750	1,717,110
Santander UK Group Holdings PLC, 2.88%, 8/05/21 (g)		950	927,607

			9,505,622
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23 (g)		3,000	3,030,783
Constellation Brands, Inc., 7.25%, 5/15/17		82	84,050

			3,114,833
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	109,599
Building Products — 0.9%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	190	196,175
5.75%, 12/15/23		210	215,250
Builders FirstSource, Inc., 5.63%, 9/01/24 (e)		83	83,415
Building Materials Corp. of America (e):
5.38%, 11/15/24		100	101,750
6.00%, 10/15/25 (g)		535	556,400
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)(g)		1,030	1,060,900
Louisiana-Pacific Corp., 4.88%, 9/15/24 (e)		89	86,442

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Building Products (continued)
Masonite International Corp., 5.63%, 3/15/23 (e)(g)	USD	404	$411,070
Ply Gem Industries, Inc., 6.50%, 2/01/22		714	735,420
Standard Industries, Inc. (e)(g):
5.13%, 2/15/21		40	41,600
5.50%, 2/15/23		204	209,610
USG Corp.:
8.25%, 1/15/18 (g)		1,460	1,540,300
5.88%, 11/01/21 (e)		70	73,084
5.50%, 3/01/25 (e)		15	15,395

			5,326,811
Capital Markets — 0.4%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,200	1,208,799
E*Trade Financial Corp. (g):
5.38%, 11/15/22		272	288,256
4.63%, 9/15/23		219	222,403
Morgan Stanley, 4.00%, 7/23/25 (g)		965	988,608

			2,708,066
Chemicals — 0.8%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	103,830
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	239	237,805
CF Industries, Inc.:
7.13%, 5/01/20		130	140,400
4.95%, 6/01/43		360	285,300
Chemours Co.:
6.63%, 5/15/23		166	163,925
7.00%, 5/15/25		112	110,320
Huntsman International LLC:
4.88%, 11/15/20		133	136,657
5.13%, 4/15/21	EUR	100	113,139
Ineos Finance PLC, 4.00%, 5/01/23		100	108,105
Inovyn Finance PLC, 6.25%, 5/15/21		100	111,284
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (g)	USD	1,028	961,180
NOVA Chemicals Corp., 5.25%, 8/01/23 (e)		130	130,358
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		53	57,903
6.50%, 2/01/22 (g)		1,592	1,568,120
PQ Corp., 6.75%, 11/15/22 (e)		319	337,342
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	102,969

Corporate Bonds	Par (000)		Value
Chemicals (continued)
Versum Materials, Inc., 5.50%, 9/30/24 (e)	USD	156	$159,120
WR Grace & Co-Conn (e):
5.13%, 10/01/21		41	43,050
5.63%, 10/01/24		200	212,000

			5,082,807
Commercial Services & Supplies — 1.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		247	257,189
ADT Corp.:
3.50%, 7/15/22 (g)		336	316,680
4.13%, 6/15/23		78	74,295
4.88%, 7/15/32 (e)		119	98,770
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		225	222,750
Aviation Capital Group Corp., 4.63%, 1/31/18 (e)(g)		1,000	1,026,970
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)		824	830,180
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		496	389,360
Iron Mountain, Inc., 6.00%, 10/01/20 (e)		315	331,538
Mobile Mini, Inc., 5.88%, 7/01/24 (g)		447	462,645
Modular Space Corp., 10.25%, 1/31/19 (a)(b)(e)(g)		1,253	664,090
Pitney Bowes, Inc., 3.38%, 10/01/21		1,500	1,460,055
S&P Global, Inc., 2.50%, 8/15/18		445	448,899
Silk Bidco AS, 7.50%, 2/01/22	EUR	120	131,633
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	46	48,645
5.75%, 11/15/24 (g)		579	599,265
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	143,257

			7,506,221
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (g)	USD	1,490	1,560,775
Avaya, Inc., 7.00%, 4/01/19 (e)		125	108,906
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)(g)		564	587,970
CommScope, Inc., 5.00%, 6/15/21 (e)		465	470,813
Motorola Solutions, Inc., 3.75%, 5/15/22 (g)		1,500	1,502,886
Nokia OYJ, 6.63%, 5/15/39		200	207,000

4	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Communications Equipment (continued)
Zayo Group LLC/Zayo Capital, Inc. (g):
6.00%, 4/01/23	USD	649	$676,582
6.38%, 5/15/25		549	570,960

			5,685,892
Construction & Engineering — 0.3%
AECOM Co., 5.75%, 10/15/22		150	157,125
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (e)(g)		663	689,520
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)(g)		575	552,000
Engility Corp., 8.88%, 9/01/24 (e)		216	221,940
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	291,200

			1,911,785
Construction Materials — 0.5%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		305	324,063
HD Supply, Inc. (e)(g):
5.25%, 12/15/21		1,828	1,928,540
5.75%, 4/15/24		647	661,557
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	109,959
PulteGroup, Inc., 5.50%, 3/01/26	USD	190	188,338
Rexel SA, 3.50%, 6/15/23	EUR	116	125,248

			3,337,705
Consumer Finance — 1.4%
Alliance Data Systems Corp. (e):
5.25%, 12/01/17	USD	28	28,210
5.88%, 11/01/21		696	697,740
Ally Financial, Inc. (g):
4.63%, 3/30/25		846	820,620
8.00%, 11/01/31		2,750	3,121,250
General Motors Financial Co., Inc., 2.63%, 7/10/17 (g)		2,760	2,777,026
Navient Corp.:
5.00%, 10/26/20		310	313,487
6.63%, 7/26/21		155	161,781
5.50%, 1/25/23		134	127,300
7.25%, 9/25/23		257	260,212
6.13%, 3/25/24		115	108,819
5.88%, 10/25/24		125	115,625
5.63%, 8/01/33		95	76,950
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		147	149,573
7.25%, 12/15/21		117	117,293

			8,875,886

Corporate Bonds	Par (000)		Value
Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)	USD	605	$616,344
4.16%, 5/15/21 (d)(e)		200	204,000
4.25%, 1/15/22	EUR	120	130,433
6.75%, 5/15/24		100	110,622
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
4.63%, 5/15/23	USD	206	203,296
7.25%, 5/15/24 (g)		1,868	1,952,060
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (e)		600	575,250
Ball Corp., 5.00%, 3/15/22 (g)		303	318,908
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		128	129,600
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	171,735
Fibria Overseas Finance Ltd., 5.25%, 5/12/24	USD	400	392,480
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (h)	EUR	200	227,613
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20 (g)	USD	1,062	1,092,533
6.88%, 2/15/21		136	140,192
8.25%, 2/15/21		276	284,661
4.38%, 7/15/21 (d)(e)		1,060	1,082,525
5.13%, 7/15/23 (e)		175	176,750
7.00%, 7/15/24 (e)		623	657,654
Sealed Air Corp.:
4.88%, 12/01/22 (e)		80	81,800
4.50%, 9/15/23	EUR	100	114,156
6.88%, 7/15/33 (e)	USD	99	101,970
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)		417	420,128
Suzano Trading Ltd., 5.88%, 1/23/21 (e)		500	520,000
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	110,489

			9,815,199
Diversified Consumer Services — 0.4%
APX Group, Inc.:
6.38%, 12/01/19	USD	81	83,025
8.75%, 12/01/20		113	110,740
7.88%, 12/01/22		130	138,775
Laureate Education, Inc., 9.25%, 9/01/19 (e)		495	475,819
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)(g)		1,028	1,105,100

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services (continued)
Service Corp. International, 5.38%, 5/15/24 (g)	USD	180	$187,218
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	106,590

			2,207,267
Diversified Financial Services — 0.7%
Aircastle Ltd.:
6.25%, 12/01/19 (g)	USD	367	396,360
5.13%, 3/15/21		16	16,840
5.50%, 2/15/22		219	229,950
Deutsche Bank AG, 4.25%, 10/14/21 (e)		1,005	989,680
FBM Finance, Inc., 8.25%, 8/15/21 (e)		115	119,025
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	128,561
General Motors Financial Co., Inc., 4.38%, 9/25/21 (g)	USD	530	548,389
HSBC Holdings PLC, 4.38%, 11/23/26		395	393,352
HSH Nordbank AG, 0.53%, 2/14/17 (d)	EUR	103	106,686
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20	USD	290	283,475
6.88%, 4/15/22 (g)		480	451,200
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (h)	EUR	100	109,429
UniCredit SpA:
6.95%, 10/31/22		100	116,510
5.75%, 10/28/25 (d)		100	108,848
4.38%, 1/03/27 (d)		100	102,889

			4,101,194
Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	518	534,511
Series U, 7.65%, 3/15/42		147	124,436
Series Y, 7.50%, 4/01/24		161	166,215
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		547	571,615
Consolidated Communications, Inc., 6.50%, 10/01/22		100	97,000
Frontier Communications Corp.:
7.13%, 3/15/19		170	176,375
6.25%, 9/15/21		35	32,813
7.13%, 1/15/23 (g)		170	147,475
7.63%, 4/15/24 (g)		496	427,800
6.88%, 1/15/25 (g)		1,168	946,080
11.00%, 9/15/25 (g)		445	446,112
Level 3 Financing, Inc.:
4.76%, 1/15/18 (d)		411	411,514

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued):
5.38%, 8/15/22 (g)	USD	240	$244,200
5.13%, 5/01/23 (g)		735	734,081
5.38%, 1/15/24		240	241,200
5.38%, 5/01/25 (g)		261	259,695
5.25%, 3/15/26 (e)		167	164,077
OTE PLC, 3.50%, 7/09/20	EUR	100	107,772
SBA Communications Corp., 4.88%, 9/01/24 (e)	USD	579	558,011
SoftBank Group Corp., 4.75%, 7/30/25	EUR	122	138,676
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	130	124,150
6.00%, 9/30/34		630	589,050
7.20%, 7/18/36		160	159,952
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	48,971
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	272,672
5.88%, 5/19/23		100	137,514
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	129	150,393
Verizon Communications, Inc. (g):
3.65%, 9/14/18	USD	3,855	3,975,110
4.50%, 9/15/20		145	155,217
Windstream Corp., 7.75%, 10/01/21		26	25,870
Windstream Services LLC, 7.50%, 6/01/22		79	74,631

			12,243,188
Electric Utilities — 0.6%
AES Corp., 4.88%, 5/15/23		270	261,900
AES Gener SA, 5.00%, 7/14/25 (e)(g)		683	675,452
Black Hills Corp., 3.15%, 1/15/27		305	293,517
Exelon Corp., 3.40%, 4/15/26 (g)		140	137,431
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (g)		197	172,150
Southern Co., 2.95%, 7/01/23 (g)		1,920	1,901,186
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (a)(e):
10.25%, 11/01/15		47	268
10.50%, 11/01/17		31	177
11.50%, 10/01/20		300	6,000

			3,448,081
Electrical Equipment — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	50	52,860

6	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Electrical Equipment (continued)
Belden, Inc., 5.50%, 4/15/23	EUR	149	$168,255

			221,115
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (g)	USD	615	651,900
5.00%, 9/01/23		122	122,610
5.50%, 12/01/24 (g)		665	681,625

			1,456,135
Energy Equipment & Services — 0.5%
Ensco PLC, 4.50%, 10/01/24 (g)		73	58,400
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		30	30,150
6.75%, 8/01/22		397	405,933
Halliburton Co., 3.80%, 11/15/25 (g)		100	99,961
Noble Holding International Ltd., 4.63%, 3/01/21		30	23,850
Transocean, Inc.:
4.25%, 10/15/17 (g)		414	413,793
6.00%, 3/15/18 (g)		740	744,625
7.38%, 4/15/18		30	30,600
5.55%, 10/15/22		497	438,602
9.00%, 7/15/23 (e)		237	239,963
Weatherford International Ltd., 9.88%, 2/15/24 (e)		336	346,080

			2,831,957
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	108,406
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24	USD	226	233,594
5.75%, 3/15/25		309	303,222
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	100	114,762
3.25%, 3/07/24		200	222,319
2.33%, 2/07/25		100	103,701
CVS Health Corp., 4.75%, 12/01/22 (g)	USD	165	179,495
Dollar Tree, Inc.:
5.25%, 3/01/20		58	59,885
5.75%, 3/01/23 (g)		2,211	2,360,242
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		62	65,255
Rite Aid Corp.:
9.25%, 3/15/20 (g)		1,095	1,145,644

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Rite Aid Corp. (continued):
6.13%, 4/01/23 (e)(g)	USD	1,498	$1,601,212
7.70%, 2/15/27		45	55,575
Tesco PLC, 5.00%, 3/24/23	GBP	100	133,129

			6,578,035
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	319	263,973
Aramark Services, Inc.:
5.13%, 1/15/24 (g)		729	748,442
5.13%, 1/15/24 (e)		29	29,773
Arcor SAIC, 6.00%, 7/06/23 (e)		403	413,075
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		40	41,200
5.88%, 7/15/24		140	139,300
5.75%, 6/15/25		485	475,300
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (e)(g)		410	411,025
Minerva Luxembourg SA, 6.50%, 9/20/26 (e)		244	229,360
Post Holdings, Inc. (e):
7.75%, 3/15/24 (g)		844	930,510
8.00%, 7/15/25		416	467,085
Smithfield Foods, Inc., 5.88%, 8/01/21 (e)		193	200,479
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)(g)		383	397,362
WhiteWave Foods Co., 5.38%, 10/01/22		168	185,220

			4,932,104
Health Care Equipment & Supplies — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		810	676,350
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)(g)		1,261	1,100,222
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (e)		115	115,000
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	117,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20 (g)	USD	284	278,320
5.75%, 8/01/22		330	307,725
Teleflex, Inc.:
3.88%, 8/01/17 (i)		100	240,500
5.25%, 6/15/24		250	253,438
4.88%, 6/01/26		56	55,440
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23 (g)		305	302,281

			3,446,576

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22	USD	105	$101,587
5.63%, 2/15/23		234	230,490
6.50%, 3/01/24		61	60,695
Aetna, Inc., 2.80%, 6/15/23 (g)		340	332,324
Alere, Inc., 6.38%, 7/01/23 (e)		535	539,681
Amsurg Corp., 5.63%, 7/15/22 (g)		618	631,132
Centene Corp.:
5.63%, 2/15/21		359	369,770
4.75%, 5/15/22 (g)		384	378,240
6.13%, 2/15/24		37	37,596
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		375	365,625
8.00%, 11/15/19		29	22,838
6.88%, 2/01/22 (g)		385	256,747
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (g)		530	523,375
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		165	162,525
HCA Holdings, Inc., 6.25%, 2/15/21		35	36,733
HCA, Inc.:
3.75%, 3/15/19 (g)		786	803,685
6.50%, 2/15/20 (g)		125	136,094
7.50%, 2/15/22 (g)		342	380,475
5.88%, 3/15/22 (g)		82	88,048
4.75%, 5/01/23		38	38,285
5.88%, 5/01/23		70	71,925
5.00%, 3/15/24 (g)		755	756,887
5.38%, 2/01/25 (g)		653	639,124
5.25%, 4/15/25 (g)		1,230	1,239,225
5.88%, 2/15/26 (g)		426	424,402
5.25%, 6/15/26 (g)		123	123,133
4.50%, 2/15/27		388	365,690
HealthSouth Corp.:
5.75%, 11/01/24 (g)		720	721,800
5.75%, 9/15/25		102	101,745
2.00%, 12/01/43 (i)		335	398,022
Hologic, Inc., 5.25%, 7/15/22 (e)(g)		439	455,462
MEDNAX, Inc., 5.25%, 12/01/23 (e)(g)		201	204,015
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)		737	774,771
New Amethyst Corp., 6.25%, 12/01/24 (e)(f)		111	114,885
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		341	339,721
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		104	104,520

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)	USD	71	$74,195
Tenet Healthcare Corp.:
6.25%, 11/01/18 (g)		264	275,220
4.75%, 6/01/20 (g)		520	514,150
4.35%, 6/15/20 (d)(g)		805	805,000
6.00%, 10/01/20		241	245,519
7.50%, 1/01/22 (e)(f)		141	144,966
6.75%, 6/15/23 (g)		1,361	1,163,655
UnitedHealth Group, Inc., 3.75%, 7/15/25 (g)		1,470	1,527,217

			17,081,194
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp., 6.88%, 5/15/23		261	277,313
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (g)		2,225	2,325,125
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (e)(h)		204	200,940
Cemex Finance LLC, 9.38%, 10/12/22 (e)		459	498,015
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	132,058
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (i)		100	109,980
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)(g)	USD	390	377,325
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (g)		357	369,495
International Game Technology PLC, 4.75%, 2/15/23	EUR	125	140,973
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24	USD	35	35,350
5.25%, 6/01/26		152	153,520
McDonald’s Corp., 3.70%, 1/30/26 (g)		405	411,048
MGM Resorts International:
8.63%, 2/01/19		149	165,390
5.25%, 3/31/20		368	386,170
6.75%, 10/01/20		248	271,560
6.63%, 12/15/21 (g)		960	1,048,800
7.75%, 3/15/22		60	68,550
4.63%, 9/01/26		229	218,123
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (e)(g)		1,277	1,337,657
New Red Finance, Inc., 6.00%, 4/01/22 (e)(g)		1,095	1,141,537

8	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	$109,756
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (g)	USD	630	639,450
Sabre GLBL, Inc. (e):
5.38%, 4/15/23		192	194,400
5.25%, 11/15/23		242	245,025
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)(g)		233	245,815
10.00%, 12/01/22		594	556,875
Six Flags Entertainment Corp. (e):
5.25%, 1/15/21 (g)		486	500,945
4.88%, 7/31/24		31	30,070
Spirit Issuer PLC:
Series A1, 0.93%, 12/28/28 (d)	GBP	445	390,091
Series A2, 3.08%, 12/28/31 (d)		1,800	2,072,399
Series A5, 5.47%, 12/28/28		4,500	5,786,326
Series A6, 2.18%, 12/28/36 (d)		2,670	3,140,251
Station Casinos LLC, 7.50%, 3/01/21 (g)	USD	1,025	1,073,688
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(b)		375	—
Unique Pub Finance Co. PLC, Series A4, 5.66%, 6/30/27	GBP	298	391,035
Yum! Brands, Inc., 3.88%, 11/01/23	USD	98	93,590

			25,138,645
Household Durables — 0.4%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(b)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		259	260,295
CalAtlantic Group, Inc.:
8.38%, 1/15/21		134	155,775
5.38%, 10/01/22		6	6,121
5.25%, 6/01/26		10	9,700
Lennar Corp.:
4.50%, 11/15/19		370	383,412
4.75%, 4/01/21		26	26,715
4.75%, 11/15/22		132	134,310
4.88%, 12/15/23		122	120,170
4.75%, 5/30/25		260	248,950
PulteGroup, Inc., 6.38%, 5/15/33 (g)		600	601,500
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		165	172,013

Corporate Bonds	Par (000)		Value
Household Durables (continued)
Standard Pacific Corp., 5.88%, 11/15/24	USD	30	$30,825
Tempur Sealy International, Inc., 5.50%, 6/15/26		41	40,795
TRI Pointe Group, Inc.:
4.38%, 6/15/19		110	111,650
4.88%, 7/01/21		190	193,325
5.88%, 6/15/24 (g)		170	172,337

			2,667,893
Household Products — 0.2%
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		150	156,750
Spectrum Brands, Inc.:
6.63%, 11/15/22 (g)		815	863,900
6.13%, 12/15/24		75	79,500
5.75%, 7/15/25 (g)		236	244,850

			1,345,000
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
6.00%, 1/15/22 (e)		33	34,443
5.38%, 1/15/23 (g)		254	245,214
5.88%, 1/15/24 (e)		108	112,995
Dynegy, Inc.:
6.75%, 11/01/19 (g)		610	616,100
7.38%, 11/01/22		324	307,800
5.88%, 6/01/23		35	30,538
7.63%, 11/01/24		115	105,800
8.00%, 1/15/25 (e)		25	23,000
NRG Energy, Inc.:
7.88%, 5/15/21 (g)		198	205,425
6.25%, 7/15/22		600	601,500
6.63%, 3/15/23		40	39,800
6.25%, 5/01/24		40	38,700
7.25%, 5/15/26 (e)		208	203,320
6.63%, 1/15/27 (e)		577	533,725
NRG Yield Operating LLC, 5.38%, 8/15/24 (g)		135	133,988
QEP Resources, Inc., 5.38%, 10/01/22 (g)		726	706,035

			3,938,383
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (e)		317	319,576
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (g)		360	363,341
American International Group, Inc., 3.75%, 7/10/25 (g)		2,705	2,718,044
Aon PLC, 3.88%, 12/15/25 (g)		1,115	1,140,639

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Insurance (continued)
Assicurazioni Generali SpA, 7.75%, 12/12/42 (d)	EUR	100	$121,900
Forethought Financial Group, Inc., 8.63%, 4/15/21 (e)(g)	USD	750	837,319
HUB International Ltd. (e):
9.25%, 2/15/21		129	132,870
7.88%, 10/01/21 (g)		686	700,577
Lincoln National Corp., 3.35%, 3/09/25 (g)		845	836,517
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	400	497,642
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)	USD	545	551,812

			7,900,661
Internet Software & Services — 0.2%
Equinix, Inc., 5.88%, 1/15/26 (g)		828	859,058
Netflix, Inc., 5.75%, 3/01/24 (g)		600	634,500

			1,493,558
IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)(g)		219	224,475
First Data Corp. (e)(g):
7.00%, 12/01/23		1,851	1,937,775
5.75%, 1/15/24		2,199	2,226,488
Millennium Corp., 12/31/49		1,779	—
Western Digital Corp., 10.50%, 4/01/24 (e)		108	125,010
WEX, Inc., 4.75%, 2/01/23 (e)		220	216,150

			4,729,898
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		135	132,975
SPX FLOW, Inc. (e):
5.63%, 8/15/24		292	286,890
5.88%, 8/15/26		157	153,467

			573,332
Media — 7.1%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	110,277
Altice Financing SA:
5.25%, 2/15/23		100	110,648
6.63%, 2/15/23 (e)	USD	575	583,625
7.50%, 5/15/26 (e)		237	240,259
Altice Luxembourg SA (e)(g):
7.75%, 5/15/22		465	487,087
7.63%, 2/15/25		286	293,150
Altice US Finance I Corp. (e)(g):
5.38%, 7/15/23		1,146	1,158,892
5.50%, 5/15/26		239	236,610

Corporate Bonds	Par (000)		Value
Media (continued)
AMC Networks, Inc.:
4.75%, 12/15/22	USD	70	$70,088
5.00%, 4/01/24		267	267,668
Cablevision SA, 6.50%, 6/15/21 (e)		335	340,025
Cablevision Systems Corp.:
8.63%, 9/15/17		114	118,560
7.75%, 4/15/18		464	487,780
8.00%, 4/15/20		125	134,375
CBS Radio, Inc., 7.25%, 11/01/24 (e)		222	233,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (g)		595	617,312
5.13%, 2/15/23		270	277,425
5.13%, 5/01/23 (e)(g)		561	574,674
5.88%, 4/01/24 (e)(g)		146	154,578
5.75%, 2/15/26 (e)(g)		225	231,188
5.50%, 5/01/26 (e)		419	423,190
5.88%, 5/01/27 (e)(g)		1,025	1,045,500
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	103,421
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
6.38%, 9/15/20	USD	150	153,000
5.13%, 12/15/21		56	55,160
5.13%, 12/15/21 (g)		625	616,406
7.75%, 7/15/25 (g)		1,276	1,365,320
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (e)(g)		2,425	2,531,336
Clear Channel International BV, 8.75%, 12/15/20 (e)(g)		425	444,125
Clear Channel Worldwide Holdings, Inc. (g):
6.50%, 11/15/22		3,039	3,036,150
Series B, 7.63%, 3/15/20		952	938,910
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)(g)		686	729,732
CSC Holdings LLC:
10.13%, 1/15/23 (e)		1,010	1,164,025
5.25%, 6/01/24 (g)		755	707,737
6.63%, 10/15/25 (e)(g)		235	253,800
10.88%, 10/15/25 (e)		677	788,705
Discovery Communications LLC (g):
3.25%, 4/01/23		1,490	1,451,984
3.45%, 3/15/25		170	163,240
DISH DBS Corp.:
5.88%, 7/15/22		688	712,080
5.88%, 11/15/24 (g)		308	312,235
7.75%, 7/01/26 (g)		773	853,199

10	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Media (continued)
DISH Network Corp., 3.38%, 8/15/26 (e)(i)	USD	274	$306,195
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	109,421
Hughes Satellite Systems Corp. (e):
5.25%, 8/01/26 (g)	USD	218	206,283
6.63%, 8/01/26		263	253,138
iHeartCommunications, Inc.:
9.00%, 12/15/19		380	299,250
9.00%, 3/01/21		50	36,875
9.00%, 9/15/22 (g)		755	558,700
10.63%, 3/15/23 (g)		944	700,920
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (g)		501	326,902
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		85	84,575
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)		91	89,635
MDC Partners, Inc., 6.50%, 5/01/24 (e)		309	265,354
Midcontinent Communications & Midcontinent Finance Corp. (e):
6.25%, 8/01/21		245	255,719
6.88%, 8/15/23		112	117,740
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)(g)		345	348,450
National CineMedia LLC, 5.75%, 8/15/26		88	90,200
Nexstar Escrow Corp., 5.63%, 8/01/24 (e)		238	235,620
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)(g)		635	647,700
Numericable Group SA, 5.38%, 5/15/22	EUR	110	121,189
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	300	311,250
5.63%, 2/15/24 (g)		439	451,072
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (e)(g)		450	477,000
SFR Group SA (e):
6.00%, 5/15/22 (g)		370	372,775
6.25%, 5/15/24		1,400	1,384,250
7.38%, 5/01/26 (g)		2,343	2,337,142
Sirius XM Radio, Inc. (e):
5.75%, 8/01/21 (g)		424	442,550
4.63%, 5/15/23		25	24,563

Corporate Bonds	Par (000)		Value
Media (continued)
Sterling Entertainment Corp., 9.75%, 12/15/19	USD	1,175	$1,163,250
TEGNA, Inc.:
5.13%, 10/15/19		197	201,990
4.88%, 9/15/21 (e)		38	39,093
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)		169	172,591
Tribune Media Co., 5.88%, 7/15/22 (g)		786	766,507
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	80	90,087
4.00%, 1/15/25		136	146,439
Univision Communications, Inc. (e)(g):
5.13%, 5/15/23	USD	948	913,635
5.13%, 2/15/25		1,218	1,154,055
Virgin Media Finance PLC, 5.75%, 1/15/25 (e)		255	252,450
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	382	495,362
5.13%, 1/15/25		100	125,120
5.25%, 1/15/26 (e)(g)	USD	355	343,462
5.50%, 8/15/26 (e)(g)		200	196,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)(g)		790	817,650
Wind Acquisition Finance SA, 7.38%, 4/23/21 (e)(g)		925	943,500
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	137	144,764
5.88%, 1/15/25 (e)(g)	USD	470	461,775

			43,858,912
Metals & Mining — 3.1%
Alcoa, Inc.:
5.87%, 2/23/22 (g)		630	668,588
5.13%, 10/01/24		498	507,960
5.90%, 2/01/27		105	106,575
Anglo American Capital PLC:
1.50%, 4/01/20	EUR	100	105,312
4.45%, 9/27/20 (e)	USD	206	210,635
4.13%, 4/15/21 (e)		200	200,500
3.50%, 3/28/22	EUR	100	111,227
4.13%, 9/27/22 (e)	USD	200	200,500
ArcelorMittal:
7.25%, 2/25/22		22	24,750
8.00%, 10/15/39		94	99,405
7.75%, 3/01/41		323	331,850
Constellium NV (e):
8.00%, 1/15/23		300	309,750
5.75%, 5/15/24 (g)		1,127	1,048,110

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21	USD	119	$117,215
7.25%, 5/15/22		356	345,320
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (e)		189	218,030
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		286	285,285
2.38%, 3/15/18 (g)		2,751	2,730,367
3.10%, 3/15/20		1,315	1,291,987
4.00%, 11/14/21		240	235,200
3.55%, 3/01/22		625	591,563
3.88%, 3/15/23		1,478	1,389,320
5.40%, 11/14/34		126	110,250
5.45%, 3/15/43		1,005	859,275
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		172	187,480
Kaiser Aluminum Corp., 5.88%, 5/15/24		112	115,640
Novelis Corp. (e):
6.25%, 8/15/24		813	841,455
5.88%, 9/30/26		909	907,864
Nyrstar NV, Series NYR, 5.00%, 7/11/22 (i)	EUR	100	105,434
Steel Dynamics, Inc.:
5.13%, 10/01/21 (g)	USD	645	672,412
6.38%, 8/15/22 (g)		555	584,138
5.25%, 4/15/23 (g)		200	207,500
5.50%, 10/01/24		56	59,220
Teck Resources Ltd.:
3.00%, 3/01/19 (g)		208	206,440
4.50%, 1/15/21		370	376,938
3.75%, 2/01/23		667	633,650
8.50%, 6/01/24 (e)		380	443,650
6.13%, 10/01/35		91	91,018
6.00%, 8/15/40 (g)		348	337,560
6.25%, 7/15/41 (g)		178	178,454
5.20%, 3/01/42 (g)		563	509,515
5.40%, 2/01/43		149	134,845
United States Steel Corp., 8.38%, 7/01/21 (e)		320	353,600
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (e)(g)		388	402,550

			19,448,337
Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 3/10/26 (e)(g)		1,475	1,488,145
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		209	208,478

Corporate Bonds	Par (000)		Value
Multi-Utilities (continued)
NGL Energy Partners LP/NGL Energy Finance Corp. (continued):
7.50%, 11/01/23 (e)	USD	190	$189,525

			1,886,148
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)(g)		646	507,110
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (e)		179	186,608
Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)		55	56,100
Antero Resources Corp., 5.63%, 6/01/23		39	39,731
California Resources Corp., 8.00%, 12/15/22 (e)(g)		847	677,600
Callon Petroleum Co., 6.13%, 10/01/24 (e)		209	214,225
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)		695	708,900
Cenovus Energy, Inc.:
5.70%, 10/15/19		44	46,806
5.20%, 9/15/43		20	18,198
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (e)(g)		973	1,036,245
Chesapeake Energy Corp.:
6.50%, 8/15/17		40	41,075
7.25%, 12/15/18		55	57,131
4.13%, 4/15/19 (d)		496	468,720
6.63%, 8/15/20		238	230,265
6.88%, 11/15/20		215	201,025
4.88%, 4/15/22		75	63,938
8.00%, 12/15/22 (e)		320	331,200
5.50%, 9/15/26 (e)(i)		269	284,467
Concho Resources, Inc., 5.50%, 4/01/23		50	51,408
ConocoPhillips Co., 4.20%, 3/15/21 (g)		290	307,731
CONSOL Energy, Inc.:
5.88%, 4/15/22 (g)		3,140	3,014,400
8.00%, 4/01/23		19	19,380
Continental Resources, Inc.:
5.00%, 9/15/22		82	81,795
4.50%, 4/15/23		167	162,408
3.80%, 6/01/24 (g)		395	365,375

12	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20	USD	35	$35,613
6.25%, 4/01/23		35	35,525
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21 (g)		925	959,687
7.75%, 2/15/23		145	154,425
DCP Midstream LLC (e):
4.75%, 9/30/21		80	81,200
6.45%, 11/03/36		197	194,045
6.75%, 9/15/37		237	237,592
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)(g)		578	599,675
5.50%, 5/01/22		96	78,480
4.63%, 7/15/23		40	30,800
Encana Corp. (g):
3.90%, 11/15/21		72	71,169
5.15%, 11/15/41		193	167,696
Energy Transfer Equity LP (g):
7.50%, 10/15/20		703	785,602
5.88%, 1/15/24		452	463,300
5.50%, 6/01/27		500	487,500
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (e)		146	150,380
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		451	474,677
Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (e)		411	416,137
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 5/15/23		32	32,000
5.63%, 6/15/24		83	80,925
GNL Quintero SA:
4.63%, 7/31/29 (e)(g)		462	456,225
4.63%, 7/31/29		240	237,000
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)		715	743,600
Gulfport Energy Corp.:
6.63%, 5/01/23		74	77,330
6.00%, 10/15/24 (e)		498	506,715
Halcon Resources Corp., 8.63%, 2/01/20 (e)		140	143,570
Hess Corp., 4.30%, 4/01/27		50	47,442
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
5.00%, 12/01/24 (g)		377	380,770
5.75%, 10/01/25		2	2,030

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 6.88%, 4/15/23	USD	390	$413,400
MEG Energy Corp. (e):
6.50%, 3/15/21 (g)		384	345,600
6.38%, 1/30/23		30	26,475
7.00%, 3/31/24 (g)		1,429	1,246,802
Murphy Oil Corp., 6.88%, 8/15/24 (g)		260	273,650
NGPL PipeCo LLC (e):
7.12%, 12/15/17 (g)		2,353	2,441,237
9.63%, 6/01/19		353	368,885
7.77%, 12/15/37		339	354,255
Oasis Petroleum, Inc.:
6.50%, 11/01/21		407	411,070
6.88%, 3/15/22 (g)		205	211,150
6.88%, 1/15/23		105	107,625
ONEOK, Inc.:
4.25%, 2/01/22		70	68,425
7.50%, 9/01/23		315	356,542
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		800	842,000
Parsley Energy LLC/Parsley Finance Corp. (e):
7.50%, 2/15/22 (g)		546	578,760
6.25%, 6/01/24		186	192,510
PDC Energy, Inc.:
7.75%, 10/15/22		203	214,165
6.13%, 9/15/24 (e)		180	184,500
Petrobras Argentina SA, 7.38%, 7/21/23 (e)(g)		767	746,866
Petrobras Global Finance BV:
3.00%, 1/15/19		566	551,850
3.02%, 1/15/19 (d)		400	389,200
8.38%, 5/23/21 (g)		867	929,857
8.75%, 5/23/26		168	180,264
6.85%, 6/05/49 (g)		1,041	818,486
Petrobras International Finance Co., 7.88%, 3/15/19		566	608,450
Petroleos Mexicanos, 4.63%, 9/21/23 (e)		265	248,700
QEP Resources, Inc.:
6.88%, 3/01/21		74	76,220
5.25%, 5/01/23		35	33,950
Range Resources Corp. (e):
5.75%, 6/01/21		161	162,610
5.88%, 7/01/22 (g)		470	472,350
5.00%, 3/15/23		245	235,200
Resolute Energy Corp., 8.50%, 5/01/20		237	237,592
Rockies Express Pipeline LLC (e):
6.85%, 7/15/18		183	192,150
6.00%, 1/15/19		20	20,800
5.63%, 4/15/20 (g)		550	570,625

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (e) (continued):
6.88%, 4/15/40	USD	475	$482,125
RSP Permian, Inc., 6.63%, 10/01/22		291	305,550
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	259,700
6.25%, 3/15/22		100	107,750
5.63%, 4/15/23 (g)		1,726	1,803,670
5.75%, 5/15/24 (g)		584	616,120
5.63%, 3/01/25 (g)		252	262,710
5.88%, 6/30/26 (e)		354	373,912
5.00%, 3/15/27 (e)		160	158,000
Sanchez Energy Corp.:
7.75%, 6/15/21		50	47,500
6.13%, 1/15/23 (g)		1,351	1,182,125
Seven Generations Energy Ltd. (e):
8.25%, 5/15/20 (g)		119	126,586
6.75%, 5/01/23		222	233,378
SM Energy Co.:
6.50%, 11/15/21		85	86,063
6.13%, 11/15/22 (g)		18	18,045
5.00%, 1/15/24		10	9,425
5.63%, 6/01/25		425	408,000
6.75%, 9/15/26		139	142,823
Southwestern Energy Co.:
7.50%, 2/01/18		38	39,710
5.80%, 1/23/20		546	556,920
4.10%, 3/15/22		198	182,160
6.70%, 1/23/25		55	54,450
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26 (g)		235	223,772
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24		412	407,880
5.13%, 2/01/25		79	77,964
5.38%, 2/01/27		49	48,388
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		85	87,550
5.25%, 5/01/23		15	14,925
6.75%, 3/15/24		73	77,380
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20 (g)		138	142,471
6.13%, 10/15/21		39	40,804
Weatherford International LLC, 6.80%, 6/15/37		27	21,330
Weatherford International Ltd.:
6.50%, 8/01/36		75	57,750

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd. (continued):
5.95%, 4/15/42	USD	186	$137,677
Whiting Petroleum Corp.:
5.00%, 3/15/19		74	73,075
1.25%, 6/05/20 (i)		675	873,592
5.75%, 3/15/21 (i)		400	546,453
5.75%, 3/15/21		177	174,345
6.25%, 4/01/23 (i)		177	239,776
Williams Cos., Inc.:
3.70%, 1/15/23		58	54,665
4.55%, 6/24/24		332	323,700
5.75%, 6/24/44		634	599,130
WPX Energy, Inc.:
5.25%, 1/15/17		40	40,050
7.50%, 8/01/20		70	73,850
6.00%, 1/15/22		515	527,715
8.25%, 8/01/23		190	209,475
5.25%, 9/15/24		225	219,094
YPF SA:
8.50%, 3/23/21 (e)		168	177,295
8.50%, 7/28/25		83	84,428

			44,732,710
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)		260	248,300
Pharmaceuticals — 1.9%
AbbVie, Inc., 3.60%, 5/14/25 (g)		695	686,683
Actavis Funding SCS, 3.45%, 3/15/22 (g)		2,460	2,495,483
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (e)(h)		121	121,050
DPx Holdings BV, 7.50%, 2/01/22 (e)		110	115,500
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		121	115,706
6.00%, 7/15/23 (g)		433	385,370
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	114,199
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (g)	USD	479	493,370
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)		278	281,475
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)(g)		1,179	1,214,464
NBTY, Inc., 7.63%, 5/15/21 (e)		760	749,550

14	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	USD	1,500	$1,430,274
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23 (g)		775	730,410
Valeant Pharmaceuticals International, Inc. (e):
6.75%, 8/15/18		1,044	989,190
5.38%, 3/15/20		594	498,960
6.38%, 10/15/20		584	496,400
7.50%, 7/15/21		335	283,075
5.63%, 12/01/21		341	262,570
5.50%, 3/01/23		16	11,760
5.88%, 5/15/23		301	224,245
6.13%, 4/15/25		400	296,000

			11,995,734
Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25 (g)		255	262,449
Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (g)		1,245	1,242,465
ERP Operating LP, 3.38%, 6/01/25 (g)		1,015	1,011,950
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)		179	175,420
iStar, Inc., 4.00%, 11/01/17		250	250,625
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (e)		321	307,358
Ventas Realty LP, 4.13%, 1/15/26 (g)		650	665,689
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (g)		1,300	1,403,698

			5,057,205
Real Estate Management & Development — 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19 (g)		301	308,525
5.25%, 12/01/21		264	269,940
4.88%, 6/01/23		1,613	1,548,480
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		220	222,750

			2,349,695
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22		205	197,825
6.38%, 4/01/24		30	29,775
5.25%, 3/15/25 (g)		930	857,925

Corporate Bonds	Par (000)		Value
Road & Rail (continued)
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	$102,276
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)(g)	USD	701	722,030
Herc Rentals, Inc. (e):
7.50%, 6/01/22		175	180,469
7.75%, 6/01/24		12	12,330
Hertz Corp.:
6.75%, 4/15/19 (g)		285	287,046
5.88%, 10/15/20 (g)		435	424,125
7.38%, 1/15/21 (g)		225	225,900
5.50%, 10/15/24 (e)		264	230,010
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (e)(g)		3,000	3,180,000
Loxam SAS, 3.50%, 5/03/23	EUR	100	104,660
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)	USD	319	326,975

			6,881,346
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		73	78,110
Analog Devices, Inc.:
3.90%, 12/15/25 (g)		375	385,205
3.50%, 12/05/26		275	273,256
Applied Materials, Inc., 3.90%, 10/01/25 (g)		285	299,470
Micron Technology, Inc. (e):
5.25%, 8/01/23		306	302,175
5.63%, 1/15/26		74	72,150
Microsemi Corp., 9.13%, 4/15/23 (e)		37	42,828
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20 (g)		834	867,360
4.13%, 6/01/21		200	208,500
3.88%, 9/01/22		200	205,000
4.63%, 6/01/23 (g)		425	448,375
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (i)		250	280,156
QUALCOMM, Inc., 3.45%, 5/20/25 (g)		1,570	1,598,219
Sensata Technologies BV, 5.00%, 10/01/25 (e)(g)		332	327,020

			5,387,824
Software — 1.2%
ACI Worldwide, Inc., 6.38%, 8/15/20 (e)		360	369,000
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		1,180	1,062,000
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		303	318,908

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Software (continued)
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)	USD	667	$667,000
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		46	39,675
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)(h)		545	546,362
Infor US, Inc., 6.50%, 5/15/22 (g)		1,089	1,118,947
Informatica LLC, 7.13%, 7/15/23 (e)		592	559,440
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)		311	319,164
Nuance Communications, Inc. (e):
5.38%, 8/15/20 (g)		85	86,913
6.00%, 7/01/24		160	164,400
PTC, Inc., 6.00%, 5/15/24		106	111,565
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)(g)		1,092	1,206,660
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (g)		600	612,000
TIBCO Software, Inc., 11.38%, 12/01/21 (e)		354	338,955
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	100	97,506

			7,618,495
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (g)	USD	660	664,950
Group 1 Automotive, Inc., 5.00%, 6/01/22 (g)		550	536,250
JC Penney Corp., Inc.:
6.38%, 10/15/36		112	91,280
7.40%, 4/01/37		231	204,435
L Brands, Inc., 6.88%, 11/01/35 (g)		461	461,000
Penske Automotive Group, Inc.:
5.38%, 12/01/24 (g)		551	541,357
5.50%, 5/15/26		190	183,128
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		243	252,720

			2,935,120
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
4.42%, 6/15/21 (g)		130	133,769
7.13%, 6/15/24		461	503,628
6.02%, 6/15/26 (g)		135	142,022

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e) (continued):
8.35%, 7/15/46 (g)	USD	130	$152,437
Hewlett Packard Enterprise Co., 5.15%, 10/15/25 (e)(g)		375	383,601
Western Digital Corp., 7.38%, 4/01/23 (e)(g)		444	479,520

			1,794,977
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	112,998
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	124,970
MGIC Investment Corp., 5.75%, 8/15/23	USD	163	169,112
Radian Group, Inc., 5.25%, 6/15/20 (g)		355	365,650

			659,732
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (g)		396	407,180
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)(g)		220	228,800
Transportation Infrastructure — 1.2%
CEVA Group PLC, 7.00%, 3/01/21 (e)		460	372,600
Jack Cooper Enterprises, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (e)(h)		1,022	112,436
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (e)(g)		6,155	6,270,769
Transurban Finance Co., 4.13%, 2/02/26 (e)(g)		435	440,777

			7,196,582
Utilities — 0.2%
AES Panama SRL, 6.00%, 6/25/22 (e)		250	256,250
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	110,193
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (e)	USD	831	855,930

			1,222,373

16	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 2.3%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)	USD	69	$71,588
8.25%, 10/15/23 (g)		975	1,023,750
Digicel Ltd., 6.00%, 4/15/21 (e)(g)		2,608	2,265,387
GEO Group, Inc.:
5.88%, 1/15/22		50	49,875
5.13%, 4/01/23		340	321,300
6.00%, 4/15/26		64	61,440
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	106,473
Rogers Communications, Inc., 5.00%, 3/15/44 (g)	USD	545	574,528
Sprint Capital Corp.:
6.90%, 5/01/19		135	140,737
6.88%, 11/15/28 (g)		1,409	1,355,317
Sprint Communications, Inc. (g):
9.00%, 11/15/18 (e)		1,579	1,734,926
7.00%, 8/15/20		455	472,062
Sprint Corp.:
7.25%, 9/15/21		105	107,625
7.88%, 9/15/23		1,100	1,135,750
7.13%, 6/15/24 (g)		1,733	1,723,261
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (e)		933	935,332
T-Mobile USA, Inc.:
6.63%, 4/28/21 (g)		228	237,975
6.13%, 1/15/22		75	78,531
6.73%, 4/28/22		173	180,759
6.00%, 3/01/23 (g)		513	537,367
6.84%, 4/28/23		55	58,369
6.50%, 1/15/24 (g)		535	571,610
6.38%, 3/01/25		14	14,963
6.50%, 1/15/26 (g)		53	57,240
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	195	209,254

			14,025,419
Total Corporate Bonds — 60.7%			375,331,605

Floating Rate Loan Interests (d)
Aerospace & Defense — 0.6%
BE Aerospace, Inc., 2014 Term Loan B, 3.86%, 12/16/21	USD	618	619,135
Camp International Holding Co.:
2016 1st Lien Term Loan, 4.75%, 8/11/23		300	299,814
2016 2nd Lien Term Loan, 8.25%, 8/12/24		140	142,747

Floating Rate Loan Interests (d)		Par (000)	Value
Aerospace & Defense (continued)
Engility Corp.:
Term Loan B1, 4.86%, 8/12/20	USD	115	$116,006
Term Loan B2, 5.77%, 8/12/23		216	218,635
TransDigm, Inc.:
2015 Term Loan E, 3.75%, 5/14/22		636	637,795
2016 Extended Term Loan F, 3.75%, 6/09/23		1,446	1,449,142
Term Loan D, 3.83%, 6/04/21		335	335,732

			3,819,006
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		236	187,600
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		242	192,687
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		47	37,062
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		322	256,364
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21		811	818,943

			1,492,656
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17		76	74,940
2.46%, 9/10/18		276	270,825

			345,765
Auto Components — 0.5%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/01/23		165	165,723
2016 2nd Lien Term Loan, 4.25%, 12/02/24		175	177,188
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		876	865,697
2nd Lien Term Loan, 11.00%, 1/29/18		480	432,749
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		1,343	1,335,210

			2,976,567
Automobiles — 0.2%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		758	758,756

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Automobiles (continued)
FCA US LLC, Term Loan B (continued):
3.50%, 5/24/17	USD	300	$300,234

			1,058,990
Building Materials — 0.3%
Forterra ,Inc., Term Loan B, 6.00%, 10/18/23		142	141,893
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		290	290,000
2015 Term Loan, 4.75%, 7/28/22		351	350,572
2016 Incremental Term Loan, 5.50%, 7/28/22		888	893,910
Amendment Delayed Draw Term Loan, 5.50%,		90	90,101

			1,766,476
Building Products — 0.9%
Continental Building Products LLC, 1st Lien Term Loan, 3.59%, 8/10/23		598	596,689
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,270	1,274,998
GYP Holdings III Corp., 1st Lien Term Loan, 4.50%, 4/01/21		708	707,958
Jeld-Wen, Inc., Consolidated Term Loan B, 4.75%, 7/01/22		670	675,782
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		388	390,259
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.00%, 11/15/23		970	972,182
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		660	660,672

			5,278,540
Capital Markets — 0.2%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		214	209,074
RPI Finance Trust, Term Loan B5, 3.18%, 10/14/22		920	927,609

			1,136,683
Chemicals — 1.1%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.13%, 9/13/23		183	183,796
Allnex USA, Inc., Term Loan B3, 5.13%, 9/13/23		137	138,470

Floating Rate Loan Interests (d)		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20	USD	556	$558,308
Chemours Co., Term Loan B, 3.75%, 5/12/22		85	83,692
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		47	43,108
Huntsman International LLC, Term Loan B2, 3.75%, 4/01/23		751	754,555
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		608	613,526
Term Loan B3, 5.50%, 6/07/20		798	799,009
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,052	1,001,897
PQ Corporation, 2016 Term Loan, 5.25%, 11/04/22		616	621,078
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		459	460,986
2015 2nd Lien Term Loan, 8.50%, 6/19/23		185	182,919
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		510	507,974
2nd Lien Term Loan, 7.75%, 7/31/22		600	582,750
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		519	517,548

			7,049,616
Commercial Services & Supplies — 1.9%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		184	184,988
Advanced Disposal Services Inc., Term Loan B3, 3.50%, 11/10/23		1,059	1,058,249
Aramark Services, Inc.:
Term Loan E, 3.28%, 9/07/19		494	497,299
Term Loan F, 3.34%, 2/24/21		454	457,724
Asurion LLC, Term Loan B5, 4.75%, 11/03/23		935	941,012
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,088	1,070,824
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		665	666,164
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		1,374	1,376,811
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		230	232,589

18	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Commercial Services & Supplies (continued)
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20	USD	162	$145,866
GCA Services Group, Inc., 2016 Term Loan, 5.98%, 3/01/23		572	577,131
KAR Auction Services, Inc., Term Loan B3, 4.38%, 3/09/23		433	437,828
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		330	314,721
Prime Security Services Borrower LLC:
1st Lien Term Loan, 4.75%, 7/01/21		80	80,310
2016 Incremental Term Loan B1, 4.75%, 5/02/22		918	923,931
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		618	620,163
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		851	841,606
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		339	341,694
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		605	605,000
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		682	683,002

			12,056,912
Communications Equipment — 0.6%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		300	300,724
2nd Lien Term Loan, 7.50%, 1/24/22		262	264,480
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		241	208,681
Checkout Holding Corp., 1st Lien Term Loan, 4.50%, 4/09/21		55	45,985
CommScope, Inc., Term Loan B5, 3.25%, 12/29/22		360	363,150
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		687	692,780
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		1,820	1,825,475

			3,701,275
Construction & Engineering — 0.3%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		572	576,656

Floating Rate Loan Interests (d)		Par (000)	Value
Construction & Engineering (continued)
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23	USD	1,030	$1,035,150

			1,611,806
Construction Materials — 0.2%
Filtration Group Corp.:
1st Lien Term Loan, 4.25%, 11/21/20		917	918,532
Delayed Draw Term Loan, 4.25%, 11/21/20		281	279,370

			1,197,902
Containers & Packaging — 0.6%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/21		900	908,443
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		140	140,675
Berry Plastics Holding Corp., Term Loan H, 3.75%, 10/01/22		1,325	1,332,643
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,176	1,176,814
Prolampac Intermediate Inc., 2016 1st Lien Term Loan, 5.00%, 11/18/23		170	170,991

			3,729,566
Distributors — 0.1%
American Builders & Contractors Supply Co., Term Loan B, 3.50%, 10/31/23		546	548,417
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		222	217,840

			766,257
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.50%, 11/30/23		1,186	1,188,383
Laureate Education, Inc., Term Loan B, 8.87%, 3/17/21		82	80,885
Serta Simmons Holdings LLC:
1st Lien Term Loan, 4.50%, 11/08/23		1,335	1,330,835
2nd Lien Term Loan, 9.00%, 10/21/24		470	467,650
ServiceMaster Company, 2016 Term Loan B, 3.11%, 11/03/23		1,815	1,810,844

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Diversified Consumer Services (continued)
Weight Watchers International, Inc., Term Loan B2, 4.07%, 4/02/20	USD	325	$247,652

			5,126,249
Diversified Financial Services — 0.1%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		597	598,657
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		161	161,431

			760,088
Diversified Telecommunication Services — 1.3%
Consolidated Communications, Inc., 2016 Term Loan B, 4.00%, 10/04/23		290	291,934
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		698	701,531
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		838	838,515
2nd Lien Term Loan, 9.75%, 2/12/21		360	346,076
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		3,040	3,062,800
2019 Term Loan, 4.00%, 8/01/19		1,034	1,043,889
Telenet International Finance Sarl, Term Loan AF, 4.36%, 1/31/25		1,255	1,252,490
Telesat Canada, Term Loan B, 4.50%, 11/07/23		499	499,414

			8,036,649
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		2,064	2,074,190
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		819	826,721
Exit Term Loan C, 5.00%, 8/04/23		187	188,613
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 5.03%, 11/10/17 (a)(e)		780	15,600

			3,105,124
Energy Equipment & Services — 0.1%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		374	283,416

Floating Rate Loan Interests (d)		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, 2.91%, 7/13/20	USD	646	$612,518

			895,934
Food & Staples Retailing — 1.0%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		1,473	1,474,190
2016 Term Loan B5, 4.75%, 12/21/22		109	108,911
Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.75%, 10/28/23		160	159,400
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		1,204	1,211,423
Rite Aid Corp.:
5.75%, 8/21/20		240	240,751
4.88%, 6/21/21		815	819,075
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		2,020	2,030,765

			6,044,515
Food Products — 0.9%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		568	550,508
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		490	495,209
Dole Food Co., Inc., Term Loan B, 4.56%, 11/01/18		695	696,574
Pinnacle Foods Finance LLC:
2016 Term Loan I, 3.33%, 1/13/23		242	244,194
Term Loan G, 3.39%, 4/29/20		438	439,512
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		647	610,063
2nd Lien Term Loan, 10.75%, 11/01/19		233	192,614
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23		2,030	2,039,480

			5,268,154
Health Care Equipment & Supplies — 1.2%
Alere, Inc.:
2015 Term Loan A, 3.61%, 6/18/20		368	363,551
2015 Term Loan B, 4.25%, 6/18/22		486	481,200
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,042	1,046,477
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		1,252	1,253,941

20	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Cotiviti Corp., Term Loan B, 3.61%, 9/28/23	USD	894	$893,013
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		854	818,118
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		765	744,119
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,175	1,165,326
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		609	595,956

			7,361,701
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		234	233,470
Term Loan B2, 3.75%, 2/16/23		645	646,738
Amsurg Corp., 1st Lien Term Loan B, 5.25%, 7/16/21		1,143	1,143,189
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		980	984,485
Community Health Systems, Inc.:
Term Loan F, 4.16%, 12/31/18		703	680,758
Term Loan G, 3.75%, 12/31/19		604	570,151
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		788	789,229
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		967	969,086
Envision Healthcare Corp., Term Loan:
2016 B, 3.75%, 11/09/23		2,390	2,392,987
5.75%, 5/25/18		435	434,619
B2, 6.00%, 10/28/22		686	685,784
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		826	813,987
HCA, Inc., Term Loan B6, 3.86%, 3/17/23		1,391	1,402,205
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 11/09/23		1,080	1,082,365
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,124	1,136,652
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		119	118,885
2016 Term Loan, 5.50%, 8/14/21		234	234,756

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Providers & Services (continued)
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22	USD	549	$552,400
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		965	961,630
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		398	397,312
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		779	780,503
Team Health, Inc., 2016 Term Loan, 3.84%, 11/23/22		1,317	1,315,308
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		559	523,384
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		572	576,909

			19,426,792
Health Care Technology — 0.2%
IMS Health Incorporated, 2016 Term Loan B, 3.50%, 3/17/21		368	370,079
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		425	425,000
2nd Lien Term Loan, 8.25%, 10/21/24		215	217,687

			1,012,766
Hotels, Restaurants & Leisure — 2.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		830	829,135
2nd Lien Term Loan, 8.00%, 8/01/22		246	243,755
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		508	504,825
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		292	293,841
Term Loan B2, 3.53%, 9/15/23		380	381,961
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,062	1,041,172
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,717	1,728,590
Caesars Entertainment Operating Co., Inc., Term Loan B7, 11.75%, 3/01/17		1,067	1,232,054
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,571	2,585,153

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CCM Merger, Inc., Term Loan B, 4.00%, 8/08/21	USD	647	$649,998
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		965	969,621
ESH Hospitality, Inc., 2016 Term Loan B, 3.75%, 8/30/23		875	880,609
Four Seasons Holdings Inc., Term Loan B, 3.75%, 11/21/23		100	100,813
Hilton Worldwide Finance LLC, Term Loan B1, 3.50%, 10/26/20		43	42,888
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		240	238,648
RHP Hotel Properties LP, Term Loan B, 3.59%, 1/15/21		544	547,664
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		323	323,397
Term Loan B, 4.00%, 2/19/19		580	583,946
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		380	383,303
2014 Term Loan B2, 5.83%, 10/01/21		232	234,514
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		252	254,077
Yum! Brands Inc., 1st Lien Term Loan B, 3.30%, 6/16/23		449	452,964

			14,502,928
Household Products — 0.1%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		358	357,236
Spectrum Brands, Inc., 2016 Term Loan, 3.36%, 6/23/22		362	365,424

			722,660
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co., LP, Term Loan B1, 3.09%, 5/03/20		493	487,082
Calpine Corp.:
1st Lien Term Loan, 1.75%, 11/04/17		250	249,062
Term Loan B5, 3.59%, 5/27/22		257	257,874
Term Loan B6, 4.00%, 1/15/23		273	274,496
Term Loan B7, 3.84%, 5/31/23		411	413,696
Dynegy, Inc., Escrow, 5.00%, 6/27/23		1,492	1,498,588

Floating Rate Loan Interests (d)		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21	USD	1,096	$1,085,914
Term Loan C, 5.00%, 12/19/21		49	48,631
NRG Energy, Inc., 2016 Term Loan B, 3.50%, 6/30/23		579	579,852

			4,895,195
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		200	185,662
Vertiv Co., Term Loan B, 6.00%, 11/30/23		1,325	1,310,928

			1,496,590
Insurance — 0.7%
AmWINS Group, LLC, 2016 Term Loan B, 4.75%, 9/06/19		722	726,165
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		603	605,132
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		219	220,413
Term Loan B4, 5.00%, 8/04/22		230	231,753
Hub International Ltd., Term Loan B, 4.00%, 10/02/20		316	315,978
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 5.00%, 8/31/21 (h)		430	433,496
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		805	799,885
2016 1st Lien Term Loan, 4.25%, 3/01/21		264	266,320
2nd Lien Term Loan, 6.75%, 2/28/22		765	759,263

			4,358,405
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.14%, 8/19/23		922	928,799
Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,085	1,091,382
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 11/03/23		1,315	1,325,849

22	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Internet Software & Services (continued)
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19	USD	384	$384,777

			2,802,008
IT Services — 1.0%
Cision US Inc., Term Loan B, 7.00%, 6/16/23		534	515,321
First Data Corp., 2016 Term Loan, 3.58%, 3/24/21		3,612	3,625,992
Global Payments Inc., Reprice Term Loan B, 3.03%, 4/22/23		494	497,932
Vantiv LLC, 2014 Term Loan B, 3.25%, 10/14/23		519	521,703
WEX, Inc., Term Loan B, 4.25%, 7/01/23		1,212	1,223,003

			6,383,951
Machinery — 0.5%
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		490	494,900
Mueller Water Products, Inc., Term Loan B, 4.03%, 11/26/21		300	301,536
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		414	416,931
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		857	859,688
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,406	1,255,426

			3,328,481
Media — 3.4%
Altice US Finance I Corp., 2016 Term Loan B, 3.88%, 1/15/25		1,802	1,810,009
AMC Entertainment, Inc., Term Loan B, 3.36%, 12/15/23		315	316,575
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		460	461,636
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 6/07/23		91	87,698
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		2,073	2,092,112
CSC Holdings LLC, 2016 Term Loan, 3.88%, 10/11/24		1,090	1,096,812
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		245	246,607
Gray Television, Inc., 2014 Term Loan B, 3.94%, 6/13/21		259	260,619
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		718	671,316

Floating Rate Loan Interests (d)		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.:
Extended Term Loan E, 8.11%, 7/30/19	USD	215	$166,249
Term Loan D, 7.36%, 1/30/19		1,972	1,526,179
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,391	1,340,383
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		571	574,154
MGOC, Inc., Term Loan B, 4.00%, 7/31/20		747	746,567
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.00%, 9/26/23		146	146,666
Nexstar Broadcasting, Inc., 2016 Term Loan B, 3.85%, 9/21/23		1,639	1,645,920
Numericable U.S. LLC:
Term Loan B10, 4.04%, 1/13/25		948	944,838
Term Loan B7, 5.14%, 1/15/24		724	730,261
SBA Senior Finance II LLC, Term Loan B1, 3.34%, 3/24/21		680	680,999
Trader Corp., Term Loan, 5.00%, 9/28/23		455	457,653
Tribune Media Co., Term Loan, 3.75%, 12/27/20		1,295	1,298,416
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,281	1,280,536
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/24		356	357,139
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	305	382,558
Term Loan F, 3.50%, 6/30/23	USD	1,076	1,081,776
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		366	366,052
Term Loan B2A, 3.50%, 1/15/22		230	229,513
Term Loan B3, 3.70%, 1/15/22		71	71,241

			21,070,484
Metals & Mining — 0.2%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	35,700
Freeport McMoran Copper & Gold Inc., Term Loan A, 3.11%, 5/31/18		172	171,199
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,072	1,073,868

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Metals & Mining (continued)
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23	USD	235	$236,910

			1,517,677
Multiline Retail — 0.6%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,225	1,227,276
2nd Lien Term Loan, 8.50%, 3/26/20		572	571,689
Dollar Tree, Inc., Term Loan B3, 3.06%, 7/06/22		530	534,114
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		966	970,809
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		493	447,652

			3,751,540
Oil, Gas & Consumable Fuels — 1.5%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		1,145	1,245,187
Term Loan A, 3.61%, 10/01/19		897	859,167
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		1,194	1,275,109
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		346	349,313
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		442	229,545
Energy Transfer Equity LP, Term Loan:
2015, 4.14%, 12/02/19		244	243,868
3.39%, 12/02/19		87	86,318
EP Energy LLC, 2016 Term Loan, 9.75%, 6/30/21		77	77,411
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		292	292,115
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,316	1,236,081
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		443	432,968
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	272,938
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		259	244,962
Seventy Seven Operating LLC, Term Loan B, 3.89%, 6/25/20		103	92,991
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		23	17,685

Floating Rate Loan Interests (d)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southcross Holdings Borrower LP, Exit Term Loan B, 4.50%, 4/13/23	USD	36	$27,231
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		914	913,739
Ultra Resources, Inc., Revolver, 4.75%, 4/06/17 (b)		531	495,158
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		821	822,811

			9,214,597
Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		464	467,227
Revlon Consumer Products Corp., 2016 Term Loan B, 4.25%, 9/07/23		915	915,732

			1,382,959
Pharmaceuticals — 1.5%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		609	613,299
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,636	1,636,215
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		353	350,844
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.46%, 2/27/21		1,210	1,218,783
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,991	1,995,319
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		991	991,242
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.36%, 10/20/18		130	128,644
Series C2 Term Loan B, 5.25%, 12/11/19		1,556	1,539,453
Series E Term Loan B, 5.25%, 8/05/20		472	466,228
Series F1 Term Loan B, 5.50%, 4/01/22		334	331,456

			9,271,483
Professional Services — 0.7%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		146	137,681

24	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Professional Services (continued)
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21	USD	362	$359,733
2014 2nd Lien Term Loan, 7.50%, 7/25/22		233	218,626
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,041	1,041,588
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		587	584,513
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,987	1,996,043

			4,338,184
Real Estate Investment Trusts (REITs) — 0.4%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		779	783,817
MGM Growth Properties LLC, 2016 Term Loan B, 3.50%, 4/25/23		1,393	1,398,437

			2,182,254
Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		756	761,677
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		804	801,376
Realogy Corp.:
2016 Term Loan B, 3.75%, 7/20/22		822	827,961
Term Loan A, 2.53%, 10/23/20		473	471,540

			2,862,554
Road & Rail — 0.0%
SIRVA Worldwide, Inc., 2016 Term Loan, 7.50%, 11/14/22		240	234,600
Semiconductors & Semiconductor Equipment — 0.8%
Avago Technologies Cayman Ltd., Term Loan B3, 3.54%, 2/01/23		3,190	3,219,626
Cavium, Inc., Term Loan B, 3.75%, 8/16/22		270	271,688
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		167	167,639
NXP BV, Term Loan F, 3.41%, 12/07/20		683	685,131
ON Semiconductor Corp., Incremental Term Loan, 3.78%, 3/31/23		330	332,063

			4,676,147

Floating Rate Loan Interests (d)		Par (000)	Value
Software — 2.4%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20	USD	1,032	$1,007,290
DTI Holdco, Inc., 2016 Term Loan B, 6.25%, 9/21/23		545	536,596
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,368	1,365,354
Informatica Corp., Term Loan, 4.50%, 8/05/22		891	871,140
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		338	318,037
Kronos Incorporated:
1st Lien Term Loan, 5.00%, 11/01/23		1,170	1,172,562
2nd Lien Term Loan, 9.25%, 11/01/24		615	629,705
Landslide Holdings, Inc., 2016 1st Lien Term Loan, 5.50%, 9/27/22		240	241,200
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		609	607,382
2nd Lien Term Loan, 8.50%, 10/11/21		600	591,000
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		851	854,769
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		918	923,601
Solera LLC, Term Loan B, 5.75%, 3/03/23		438	442,454
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		929	930,299
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		1,732	1,744,060
2015 Term Loan B2, 4.00%, 7/08/22		200	201,285
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		720	718,007
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23		1,460	1,463,650

			14,618,391
Specialty Retail — 0.8%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22		498	458,532
Bass Pro Group LLC:
Asset Sale Term Loan, 5.66%, 5/04/18		295	294,448
Term Loan B, 5.00%, 11/04/23		360	357,106
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		370	372,775

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)		Par (000)	Value
Specialty Retail (continued)
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/27/23	USD	1,150	$1,158,046
Outerwall ,Inc., 1st Lien Term Loan, 5.25%, 9/27/23		353	356,134
Party City Holdings, Inc., 2016 Term Loan, 4.20%, 8/19/22		1,117	1,121,997
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.00%, 1/26/23		357	359,758
2016 Term Loan B2, 5.14%, 1/26/23		447	449,345

			4,928,141
Technology Hardware, Storage & Peripherals — 0.1%
Dell Inc., 2016 Term Loan B, 4.00%, 9/07/23		795	802,258
Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		710	707,525
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		147	94,229
Samsonite International SA, Term Loan B, 4.00%, 8/01/23		170	171,753

			973,507
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		837	842,257
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc., Term Loan B, 3.50%, 10/01/22		843	845,889
HD Supply, Inc.:
Incremental Term Loan B1, 3.59%, 8/13/21		1,287	1,290,217
Incremental Term Loan B2, 3.63%, 10/17/23		225	226,125
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23		110	110,457

			2,472,688
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		496	463,994
Wireless Telecommunication Services — 0.8%
Ligado Networks LLC (a):
2015 2nd Lien Term Loan, 13.50%, 12/07/20		29	20,073
PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (h)		2,626	2,442,306
LTS Buyer LLC, 1st Lien Term Loan, 4.09%, 4/13/20		1,803	1,805,340

Floating Rate Loan Interests (d)		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22	USD	483	$487,284

			4,755,003
Total Floating Rate Loan Interests — 37.9%			234,803,724

Foreign Agency Obligations
Argentine Republic Government International Bond (e):
6.25%, 4/22/19		2,269	2,374,508
7.63%, 4/22/46 (g)		2,422	2,306,955
Brazilian Government International Bond, 5.00%, 1/27/45		513	406,809
Cyprus Government International Bond, 4.63%, 2/03/20 (e)	EUR	2,600	2,974,294
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,030	3,472,774
Portugal Government International Bond, 5.13%, 10/15/24 (e)		4,680	4,515,592
Republic of Argentina, 7.50%, 4/22/26 (e)(g)		3,008	3,038,080
Turkey Government International Bond (g):
6.75%, 4/03/18		3,580	3,736,625
7.00%, 3/11/19		1,908	2,030,818
7.50%, 11/07/19		2,190	2,389,767
YPF SA (e):
8.88%, 12/19/18		965	1,042,200
8.50%, 7/28/25		923	938,876
Total Foreign Agency Obligations — 4.7%			29,227,298

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		3,234	2,800,650
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		684	680,355
Series 2006-17, Class A2, 6.00%, 12/25/36		1,646	1,439,337
Series 2007-HY5, Class 3A1, 4.59%, 9/25/37 (d)		1,148	1,023,509
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		4,233	4,442,051

26	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.20%, 10/25/35 (d)	USD	1,126	$984,485
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (d)(e)		4,162	4,160,448

			15,530,835
Commercial Mortgage-Backed Securities — 8.9%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.94%, 2/10/51 (d)		1,411	1,432,973
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (d)(e)		4,830	4,828,525
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 3.59%, 9/15/27 (d)(e)		2,825	2,769,487
Commercial Mortgage Pass-Through Certificates (d)(e):
Series 2013-LC13, Class D, 5.21%, 8/10/46		3,530	3,277,209
Series 2014-PAT, Class E, 3.69%, 8/13/27		1,000	988,691
Series 2014-PAT, Class F, 2.98%, 8/13/27		2,000	1,875,262
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,136,630
Series 2014-CR21, Class A3, 3.53%, 12/10/47		230	237,505
Series 2015-3BP, Class A, 3.18%, 2/10/35 (e)		5,930	5,972,076
Series 2015-CR22, Class B, 3.93%, 3/10/48 (d)		5,000	5,073,804
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 2/10/34 (d)(e)		3,615	3,638,336
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50 (d)		890	924,747
GAHR Commercial Mortgage Trust, Series 2015-NRF (d)(e):
Class DFX, 3.49%, 12/15/34		4,830	4,818,527
Class GFX, 3.49%, 12/15/34		2,500	2,285,853
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.44%, 7/15/31 (d)(e)		1,140	1,141,384

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.95%, 7/10/38 (d)	USD	696	$696,088
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (e)		1,995	2,046,539
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		41	40,879
Series 2007-CB19, Class A4, 5.90%, 2/12/49 (d)		1,561	1,573,913
Series 2012-LC9, Class XA, 1.97%, 12/15/47 (d)		13,864	876,401
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB18, Class A4, 5.44%, 6/12/47		610	609,830
Series 2016-NINE, Class A, 2.95%, 10/06/38 (d)(e)		800	778,447
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (d)		2,240	2,258,163
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.49%, 6/12/50 (d)		1,324	1,338,376
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.17%, 2/15/51 (d)		1,355	1,363,999
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48		600	623,824
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,085	1,148,683
Class C, 5.06%, 8/15/45 (d)		1,395	1,447,902

			55,204,053
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.87%, 7/10/48 (d)		16,088	729,549
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.34%, 5/15/47 (d)		14,494	811,273

			1,540,822
Total Non-Agency Mortgage-Backed Securities — 11.7%			72,275,710

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Other Interests (j)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow	USD	1,000	$10
Construction Materials — 0.0%
USI Senior Holdings		6	193,619
Total Other Interests — 0.0%			193,629

Preferred Securities
Capital Trusts		Par (000)
Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, 6.75% (d)(k)		200	195,489
Banco Nacional de Comercio Exterior SNC, 3.80% (d)(e)(k)		509	474,515
Banco Popular Espanol SA, 8.25% (d)(k)		200	183,256
Banco Santander SA, 6.25% (d)(k)		200	190,510
BNP Paribas SA, 7.38% (d)(e)(g)(k)		200	199,000
Capital One Financial Corp., Series E, 5.55% (d)(g)(k)		3,000	2,976,000
Citigroup, Inc. (d)(g)(k):
5.90%		5,000	4,975,000
5.95%		1,370	1,371,713
Series R, 6.13%		950	985,625
Cooperatieve Rabobank UA, 6.63% (d)(k)		200	221,451
Intesa Sanpaolo SpA, 7.00% (d)(k)		200	201,371
Wells Fargo & Co. (d)(g)(k):
Series S, 5.90%		3,000	3,015,750
Series U, 5.88%		650	670,209

			15,659,889
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (d)(g)(k):
Series L, 5.70%		819	826,166
Series M 5.38%		1,730	1,710,538
Morgan Stanley, Series H, 5.45% (d)(g)(k)		2,546	2,495,080
State Street Corp., Series F, 5.25% (d)(g)(k)		1,625	1,655,469
UBS Group AG, 5.75% (d)(k)		200	217,553

			6,904,806
Chemicals — 0.0%
Lanxess AG, 5.00% (d)		50	52,280

Capital Trusts		Par (000)	Value
Chemicals (continued)
Solvay Finance SA, 5.12% (d)(k)	USD	100	$111,560

			163,840
Diversified Financial Services — 3.2%
Bank of America Corp. (d)(g)(k):
Series AA, 6.10%		1,241	1,241,000
Series U, 5.20%		1,250	1,194,538
Series V, 5.13%		510	499,800
Series X, 6.25%		1,929	1,919,374
Barclays PLC, 7.88% (d)(k)		200	196,500
Credit Agricole SA, 6.50% (d)(k)		100	107,156
JPMorgan Chase & Co. (d)(g)(k):
Series U, 6.13%		6,690	6,744,356
Series V, 5.00%		4,060	3,948,350
Macquarie Bank Ltd., 10.25% (d)(k)		1,450	1,491,977
Royal Bank of Scotland Group PLC, 8.63% (d)(k)		200	196,750
Societe Generale SA (d)(e)(k):
6.00% (g)		2,000	1,754,808
7.38%		200	192,500

			19,487,109
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (d)(k):
3.75%		100	100,156
4.20%		200	211,228
5.00%		100	107,349

			418,733
Electric Utilities — 0.1%
Enel SpA (d):
5.00%, 1/15/75	EUR	100	110,489
7.75%, 9/10/75	GBP	100	134,869

			245,358
Insurance — 1.5%
Hartford Financial Services Group, Inc., 8.13% (d)(g)(k)	USD	2,500	2,696,875
Prudential Financial, Inc., 5.63% (d)(g)(k)		3,250	3,371,875
Voya Financial, Inc., 5.65% (d)(g)(k)		3,500	3,447,500

			9,516,250
Media — 0.0%
SES SA, 5.63% (d)(k)		100	105,720
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (d)(e)		40	34,000
Gas Natural Fenosa Finance BV, 3.38% (d)(k)		100	96,646

28	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Capital Trusts		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 4.50%, 3/25/75 (d)	USD	100	$95,656
TOTAL SA, 3.88% (d)(k)		100	111,284

			337,586
Total Capital Trusts — 8.6%			52,839,291

Preferred Stocks		Shares
Capital Markets — 1.5%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $11,497) (c)		127,973	108,163
Goldman Sachs Group, Inc., Series J, 5.50% (d)(k)		202,526	5,089,478
Morgan Stanley, 6.88% (d)(k)		120,000	3,297,600
SCE Trust III, 5.75% (d)(k)		21,200	551,412
Total Preferred Stocks — 1.5%			9,046,653

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (d)		105,753	2,652,155
Total Preferred Securities — 10.5%			64,538,099

U.S. Government Sponsored Agency Securities		Par (000)
Interest Only Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.17%, 12/25/17 (d)	USD	11,092	249,851
Freddie Mac Mortgage-Backed Securities, Class X1 (d):
Series K042, 1.19%, 12/25/24		34,826	2,409,824
Series K707, 1.67%, 12/25/18		40,926	1,051,304

			3,710,979
Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities, 5.00%, 7/1/20 — 8/1/23 (g)		1,963	2,024,489
Total U.S. Government Sponosored Agency Securities 0.9%			5,735,468

U.S. Treasury Obligations – 0.7%		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/46 (g)	USD	5,000	$4,475,585

Warrants — 0.0%		Shares
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	3,791
Total Long-Term Investments (Cost — $880,444,944) — 141.2%			873,688,903

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (l)(m)		5,472,617	5,472,617
Total Short-Term Securities (Cost — $5,472,617) — 0.9%			5,472,617
Options Purchased (Cost — $1,287,059) — 0.1%			818,331
Total Investments Before Options Written (Cost — $887,204,620*) — 142.2%			879,979,851
Options Written (Premiums Received — $1,104,161) — (0.1)%			(926,225)
Total Investments, Net of Options Written (Cost — $886,100,459) — 142.1%			879,053,626
Liabilities in Excess of Other Assets — (42.1)%			(260,052,888)

Net Assets — 100.0%			$619,000,738

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$886,483,622

Gross unrealized appreciation			$16,324,941
Gross unrealized depreciation			(22,828,712)

Net unrealized depreciation			$(6,503,771)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $109,176 and an original cost of $27,096, which was less than 0.05% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Convertible security.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Perpetual security with no stated maturity date.

(l)	Current yield as of period end.

(m)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,472,617[1]	—	$5,472,617	$5,472,617	$5,200	—
BlackRock Liquidity Funds, TempFund, Institutional Class	2,911,779	—	(2,911,779)[2]	—	—	33	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,500	—	(8,500)	—	—	9,713	$(3,886)
Total					$5,472,617	$14,946	$(3,886)

[1] Represents net shares purchased.
[2] Represents net shares sold.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	$904,619	$910,758	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,839,556	5,879,184	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,283,750	1,292,467	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/17/15	Open	1,437,000	1,449,538	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	334,800	336,877	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,706,250	1,716,836	Corporate Bonds	Open/Demand

30	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	$239,700	$241,187	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	405,638	408,154	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,079,000	2,091,899	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	648,088	652,109	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	619,125	622,966	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,164,075	1,171,297	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,447,950	1,456,934	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	78,720	79,292	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	12/17/15	Open	321,300	323,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	355,100	358,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	520,838	525,382	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	12/17/15	Open	638,625	644,197	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	719,510	726,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	12/17/15	Open	486,735	491,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	417,300	421,345	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	225,060	227,242	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	469,463	474,014	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	220,100	222,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	376,875	380,529	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	285,488	288,255	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	396,375	400,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.05%	12/17/15	Open	584,600	590,551	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/18/15	Open	309,000	311,376	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.90%	12/18/15	Open	153,000	154,323	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	2,950,000	2,972,092	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	510,000	513,819	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	31

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
HSBC Securities (USA), Inc.	0.80%	12/29/15	Open	$2,340,000	$2,357,524	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.85%	12/29/15	Open	5,910,000	5,957,026	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	1,264,000	1,275,271	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	1/26/16	Open	863,785	871,223	Corporate Bonds	Open/Demand
UBS Ltd.	0.75%	2/02/16	Open	1,278,700	1,286,776	Corporate Bonds	Open/Demand
UBS Ltd.	0.75%	2/02/16	Open	2,482,500	2,498,178	Capital Trusts	Open/Demand
UBS Ltd.	0.75%	2/02/16	Open	2,850,000	2,867,999	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	2/02/16	Open	4,450,000	4,487,331	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	420,323	423,790	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	1,016,170	1,024,553	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	1,075,275	1,084,146	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	766,875	773,202	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	506,300	510,477	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	177,285	178,748	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	2/05/16	Open	922,500	930,111	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	2/08/16	Open	923,550	928,426	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	2/08/16	Open	1,295,555	1,302,396	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/09/16	Open	745,000	751,126	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	229,000	230,877	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	2/11/16	Open	298,560	300,868	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	825,000	831,600	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/18/16	Open	443,000	446,519	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/01/16	Open	368,950	371,627	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	3/01/16	Open	1,492,500	1,503,901	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.64%	3/02/16	Open	1,053,675	1,058,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/02/16	Open	713,125	718,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/02/16	Open	681,225	686,410	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/02/16	Open	519,750	523,706	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	3/17/16	Open	991,850	998,104	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	542,000	545,633	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	95,500	95,931	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	288,563	289,866	Corporate Bonds	Open/Demand

32	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	3/22/16	Open	$381,563	$383,285	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	477,225	479,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	3/22/16	Open	190,950	191,960	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/23/16	Open	308,000	309,561	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/28/16	Open	174,000	175,090	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.90%	3/30/16	Open	192,500	193,674	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	3/30/16	Open	597,600	601,650	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/06/16	Open	554,000	557,203	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/06/16	Open	534,000	536,707	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/06/16	Open	124,688	125,306	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	4/06/16	Open	139,375	140,389	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	4/07/16	Open	134,135	134,789	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	4/20/16	Open	322,920	324,820	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	493,000	496,207	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	701,000	705,559	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	601,000	604,909	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	565,000	568,675	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	405,000	407,634	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	606,000	609,942	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	464,000	467,018	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	379,000	381,465	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	4/21/16	Open	432,000	434,810	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	4/21/16	Open	283,000	284,490	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	828,000	833,385	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	134,000	134,872	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	4/27/16	Open	302,120	303,933	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	33

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	4/28/16	Open	$520,160	$523,076	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	4/29/16	Open	288,576	289,001	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	4/29/16	Open	524,400	527,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/02/16	Open	493,850	496,532	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.48%	5/03/16	Open	4,850,000	4,858,525	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/04/16	Open	702,720	706,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/04/16	Open	527,363	530,424	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/05/16	Open	2,445,000	2,459,157	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.00%	5/05/16	Open	971,355	976,913	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/05/16	Open	502,500	505,375	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/05/16	Open	579,438	582,753	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/06/16	Open	1,039,000	1,044,442	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	1,020,000	1,025,708	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	1,904,298	1,917,376	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	2,462,800	2,479,609	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/12/16	Open	509,230	512,023	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	5/16/16	Open	1,552,000	1,560,963	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	400,000	401,633	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.85%	5/18/16	Open	574,000	576,656	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	966,000	971,470	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	1,310,000	1,317,418	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	916,000	921,236	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	5/18/16	Open	598,000	601,419	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	5/19/16	Open	261,120	262,513	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/20/16	Open	308,016	309,650	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/23/16	Open	161,370	162,231	Corporate Bonds	Open/Demand

34	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	5/24/16	Open	$287,000	$288,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	5/24/16	Open	196,080	196,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	5/25/16	Open	2,238,390	2,247,250	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/26/16	Open	484,544	487,088	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/27/16	Open	2,935,000	2,949,920	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/31/16	Open	571,200	573,753	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	6/03/16	Open	538,670	541,318	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	6/13/16	Open	181,000	181,666	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	6/13/16	Open	157,000	157,707	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	6/15/16	Open	79,000	79,366	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.78%	6/16/16	Open	3,901,000	3,915,474	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	6/27/16	Open	718,000	721,531	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	6/29/16	Open	264,128	265,369	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	1,535,000	1,539,980	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	2,862,000	2,871,286	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	665,000	667,697	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	645,000	647,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	604,000	606,450	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	464,000	465,882	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	719,000	721,916	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	543,000	545,202	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,149,000	1,153,660	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	542,000	544,198	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	131,000	131,531	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,072,000	1,076,348	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	298,000	299,209	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	35

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	$363,000	$364,472	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,437,000	1,442,828	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,114,000	2,122,573	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	671,000	673,721	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,290,000	1,295,232	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	945,000	948,833	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	362,000	363,468	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,476,000	1,481,986	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,715,000	1,721,955	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,104,000	1,108,477	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,279,000	1,284,187	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/15/16	Open	578,550	580,333	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/15/16	Open	1,881,600	1,886,752	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/18/16	Open	235,950	236,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	327,590	328,341	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	463,594	464,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	225,318	225,835	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	296,735	297,416	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	654,635	656,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	139,825	140,146	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	154,019	154,372	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/25/16	Open	113,940	114,348	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/27/16	Open	392,241	393,537	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	7/27/16	Open	220,800	221,432	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	7/28/16	Open	446,220	447,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	7/28/16	Open	342,785	343,856	Corporate Bonds	Open/Demand

36	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.90%	7/28/16	Open	$322,560	$323,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	7/28/16	Open	892,080	894,868	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	7/28/16	Open	549,450	551,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	7/28/16	Open	882,090	884,848	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	7/28/16	Open	715,145	717,535	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/28/16	Open	238,080	238,896	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/28/16	Open	1,118,380	1,122,263	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/28/16	Open	1,396,000	1,400,847	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/28/16	Open	833,000	835,928	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.95%	8/01/16	Open	2,855,000	2,861,839	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	8/01/16	Open	2,232,000	2,239,942	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	8/01/16	Open	378,750	379,558	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	8/01/16	Open	174,400	174,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/01/16	Open	384,225	385,390	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	8/02/16	Open	331,000	332,072	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	8/02/16	Open	414,200	415,519	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/08/16	Open	11,000	11,034	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	8/15/16	Open	824,000	826,596	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	8/15/16	Open	633,000	634,994	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	8/15/16	Open	999,000	1,001,997	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	8/15/16	Open	923,000	925,769	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	8/15/16	Open	914,000	916,742	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/15/16	Open	2,152,000	2,158,133	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/15/16	Open	1,029,000	1,031,933	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/15/16	Open	709,000	711,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/15/16	Open	1,003,850	1,006,862	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	37

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
HSBC Securities (USA), Inc.	0.95%	8/16/16	Open	$227,000	$227,629	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/19/16	Open	344,000	344,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/19/16	Open	1,061,580	1,064,529	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/22/16	Open	422,000	423,284	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/22/16	Open	475,000	476,384	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/22/16	Open	569,000	570,756	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	8/22/16	Open	986,000	988,095	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	8/24/16	Open	730,438	731,944	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	8/24/16	Open	382,773	383,675	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.50%)	8/29/16	Open	602,640	601,924	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	8/29/16	Open	128,700	128,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	8/29/16	Open	137,025	137,254	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	8/29/16	Open	144,300	144,598	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	8/29/16	Open	121,155	121,418	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	8/29/16	Open	156,750	157,104	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	8/29/16	Open	1,194,885	1,197,693	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	8/29/16	Open	473,000	474,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/29/16	Open	351,480	352,368	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/29/16	Open	466,830	467,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/29/16	Open	864,640	866,712	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	8/29/16	Open	832,416	834,807	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	8/29/16	Open	1,650,420	1,655,018	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/30/16	Open	189,000	189,456	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/30/16	Open	362,000	362,874	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/30/16	Open	165,000	165,464	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/30/16	Open	170,000	170,427	Corporate Bonds	Open/Demand

38	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.10%	8/30/16	Open	$294,000	$294,790	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	516,030	517,319	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	172,000	172,444	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	405,810	406,841	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	133,450	133,783	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	396,800	397,842	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	365,375	366,319	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/30/16	Open	843,375	845,554	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	443,000	443,904	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	490,000	491,353	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	450,000	451,265	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	452,000	453,101	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	407,000	408,144	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/31/16	Open	484,000	485,219	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	9/12/16	Open	227,000	227,507	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	9/14/16	Open	724,000	725,689	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	9/14/16	Open	3,125,000	3,131,927	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	9/14/16	Open	2,002,000	2,006,771	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.00%	9/14/16	Open	670,830	672,313	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	9/14/16	Open	632,625	634,050	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	9/16/16	Open	378,350	379,189	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	9/19/16	Open	284,400	284,945	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	9/20/16	Open	225,000	225,435	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	9/20/16	Open	710,640	711,853	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	9/20/16	Open	161,500	161,821	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	9/21/16	Open	260,580	261,052	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	39

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.00%	9/21/16	Open	$538,725	$539,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	9/29/16	Open	46,355	46,412	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.90%	9/29/16	Open	453,560	454,229	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	9/30/16	Open	808,980	809,958	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	10/06/16	Open	140,000	140,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/07/16	Open	529,277	530,085	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	10/11/16	Open	241,181	241,557	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	10/11/16	Open	37,100	37,138	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/12/16	Open	934,992	936,176	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/12/16	Open	413,056	413,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/13/16	Open	104,720	104,851	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.05%	10/14/16	Open	1,295,770	1,297,433	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/17/16	Open	217,935	218,182	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(2.00%)	10/18/16	Open	80,900	80,707	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/20/16	Open	856,800	857,704	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/21/16	Open	203,000	203,246	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	3,395,000	3,398,640	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	789,000	789,583	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	2,690,000	2,691,988	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	898,000	898,664	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	1,473,000	1,474,457	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	1,474,000	1,475,089	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	3,341,000	3,343,469	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.70%	10/21/16	Open	824,000	824,609	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	10/21/16	Open	803,670	804,496	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/24/16	Open	351,000	351,404	Corporate Bonds	Open/Demand

40	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.75%	10/25/16	Open	$484,500	$484,853	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/25/16	Open	474,120	474,558	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/25/16	Open	480,525	480,969	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	467,500	467,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	469,125	469,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	462,210	462,659	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	484,575	485,046	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	10/26/16	Open	1,484,875	1,486,277	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	10/27/16	Open	1,263,000	1,264,142	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/27/16	Open	617,400	617,905	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	10/28/16	Open	1,438,000	1,439,258	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.08%	10/28/16	Open	766,000	766,712	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	10/28/16	Open	621,000	621,535	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	10/28/16	Open	417,000	417,395	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	125,000	125,120	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	430,000	430,426	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	1,790,000	1,791,773	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	512,000	512,507	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	1,002,000	1,002,992	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/28/16	Open	274,000	274,271	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	10/28/16	Open	52,000	52,041	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	10/28/16	Open	66,960	67,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/28/16	Open	1,428,240	1,429,470	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	10/31/16	Open	653,363	653,907	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/03/16	Open	678,000	678,520	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.00%	11/03/16	Open	171,270	171,403	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	11/04/16	Open	377,540	377,769	Corporate Bonds	Open/Demand

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	41

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.15%	11/07/16	Open	$371,000	$371,261	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	11/09/16	12/13/16	1,951,000	1,951,599	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.15%	11/09/16	Open	569,000	569,309	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.05%	11/10/16	Open	530,000	530,247	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	11/10/16	Open	2,207,000	2,208,030	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	427,000	427,218	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	1,832,000	1,832,936	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	11/14/16	Open	81,420	81,429	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	11/14/16	Open	190,740	190,800	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	11/14/16	Open	191,200	191,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.10%	11/14/16	Open	1,573,500	1,574,221	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	11/17/16	Open	252,000	252,067	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50%)	11/21/16	Open	1,037,500	1,037,370	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/21/16	Open	181,873	181,934	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00%	11/23/16	Open	3,302,813	3,303,363	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25%	11/23/16	Open	911,550	911,740	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	11/23/16	Open	1,204,970	1,205,221	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.00%	11/25/16	Open	302,250	302,267	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	11/29/16	Open	165,000	165,000	Corporate Bonds	Open/Demand
Total				$254,769,289	$255,798,906

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

42	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	Euro BOBL	December 2016	USD	139,296	$561
(2)	Euro Bund Futures	December 2016	USD	341,399	4,397
(5)	2-Year U.S. Treasury Note	March 2017	USD	1,084,062	(320)
264	5-Year U.S. Treasury Note	March 2017	USD	31,110,750	(100,244)
(526)	10-Year U.S. Treasury Note	March 2017	USD	65,495,219	323,239
(66)	10-Year U.S. Ultra Long Treasury Note	March 2017	USD	8,872,875	(21,418)
(82)	Long U.S. Treasury Bond	March 2017	USD	12,405,063	37,869
7	Ultra Long U.S. Treasury Bond	March 2017	USD	1,129,844	(1,614)
Total					$242,470

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,378,412	USD	2,466,633	BNP Paribas S.A.	12/02/16	$10,685
BRL	5,059,462	USD	1,584,300	Goldman Sachs International	12/02/16	(88,325)
BRL	3,515,720	USD	1,035,040	Goldman Sachs International	12/02/16	4,483
BRL	5,682,752	USD	1,673,021	Goldman Sachs International	12/02/16	7,247
BRL	5,713,303	USD	1,682,016	Goldman Sachs International	12/02/16	7,286
BRL	16,615,082	USD	5,281,000	Morgan Stanley & Co. International PLC	12/02/16	(368,275)
USD	2,471,508	BRL	8,378,412	BNP Paribas S.A.	12/02/16	(5,810)
USD	1,029,795	BRL	3,515,720	Goldman Sachs International	12/02/16	(9,728)
USD	1,716,325	BRL	5,682,752	Goldman Sachs International	12/02/16	36,057
USD	1,647,672	BRL	5,713,303	Goldman Sachs International	12/02/16	(41,630)
USD	1,489,523	BRL	5,059,462	Goldman Sachs International	12/02/16	(6,452)
USD	4,891,537	BRL	16,615,082	Morgan Stanley & Co. International PLC	12/02/16	(21,189)
USD	818,651	CAD	1,097,000	Deutsche Bank AG	12/05/16	1,988
USD	4,513,992	EUR	4,119,000	Goldman Sachs International	12/05/16	148,047
USD	57,606	EUR	52,000	Morgan Stanley & Co. International PLC	12/05/16	2,489
USD	10,698,293	EUR	9,762,000	UBS AG	12/05/16	351,036
USD	2,653,398	GBP	2,181,000	HSBC Bank PLC	12/05/16	(75,571)
USD	363,763	GBP	299,000	HSBC Bank PLC	12/05/16	(10,360)
USD	10,197,191	GBP	8,384,000	Royal Bank of Scotland PLC	12/05/16	(293,262)
EUR	1,405,000	USD	1,584,689	Citibank N.A.	12/08/16	(95,311)
USD	1,527,094	EUR	1,440,000	Barclays Bank PLC	12/08/16	614
USD	1,561,782	EUR	1,405,000	Goldman Sachs International	12/08/16	72,404
AUD	2,025,000	CAD	2,073,468	BNP Paribas S.A.	12/15/16	(48,937)
AUD	4,150,000	CAD	4,165,907	Citibank N.A.	12/15/16	(38,179)
AUD	1,650,000	CAD	1,637,455	Citibank N.A.	12/15/16	(1,131)
AUD	2,025,000	CAD	2,021,280	JPMorgan Chase Bank N.A.	12/15/16	(10,081)
AUD	2,035,000	CAD	2,008,114	Royal Bank of Canada	12/15/16	7,104
CAD	1,657,374	AUD	1,650,000	Bank of America N.A.	12/15/16	15,961
CAD	2,055,239	AUD	2,090,000	JPMorgan Chase Bank N.A.	12/15/16	(12,617)
CAD	4,161,450	AUD	4,060,000	JPMorgan Chase Bank N.A.	12/15/16	101,297

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	43

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,093,662	AUD	2,025,000	JPMorgan Chase Bank N.A.	12/15/16	$63,971
CAD	2,082,322	AUD	2,060,000	The Toronto-Dominion Bank	12/15/16	29,692
CAD	2,187,642	EUR	1,470,000	Bank of America N.A.	12/15/16	69,831
CHF	1,610,000	JPY	170,953,664	JPMorgan Chase Bank N.A.	12/15/16	89,659
EUR	2,860,000	CAD	4,126,431	UBS AG	12/15/16	(39,224)
JPY	168,410,025	CHF	1,610,000	UBS AG	12/15/16	(111,907)
RUB	55,280,800	USD	860,000	Deutsche Bank AG	12/15/16	(292)
RUB	33,144,486	USD	516,000	Deutsche Bank AG	12/15/16	(549)
RUB	9,256,320	USD	144,000	JPMorgan Chase Bank N.A.	12/15/16	(49)
USD	688,000	RUB	45,153,440	Deutsche Bank AG	12/15/16	(14,210)
EUR	1,584,000	USD	1,705,650	Goldman Sachs International	12/21/16	(25,169)
INR	157,873,000	USD	2,350,000	JPMorgan Chase Bank N.A.	12/21/16	(52,195)
JPY	175,049,487	USD	1,584,000	Deutsche Bank AG	12/21/16	(52,296)
USD	1,752,639	EUR	1,584,000	Goldman Sachs International	12/21/16	72,158
USD	2,350,000	INR	157,920,000	Nomura International PLC	12/21/16	51,511
USD	1,584,000	JPY	165,256,819	Goldman Sachs International	12/21/16	137,983
INR	159,494,500	USD	2,350,000	UBS AG	12/23/16	(29,135)
USD	2,350,000	INR	157,943,500	JPMorgan Chase Bank N.A.	12/23/16	51,704
CAD	2,080,000	JPY	157,499,056	Citibank N.A.	12/28/16	170,063
EUR	1,405,000	ZAR	21,737,030	Deutsche Bank AG	12/28/16	(44,799)
EUR	1,405,000	ZAR	21,185,106	Goldman Sachs International	12/28/16	(5,797)
EUR	1,405,000	ZAR	21,253,280	Northern Trust Co.	12/28/16	(10,614)
GBP	1,480,000	USD	1,830,057	Goldman Sachs International	12/28/16	23,287
JPY	163,591,376	CAD	2,080,000	Citibank N.A.	12/28/16	(116,727)
USD	1,537,844	GBP	1,230,000	Credit Suisse International	12/28/16	(2,435)
USD	1,551,833	GBP	1,270,000	Royal Bank of Canada	12/28/16	(38,536)
ZAR	21,542,429	EUR	1,405,000	Barclays Bank PLC	12/28/16	31,047
ZAR	21,596,958	EUR	1,405,000	BNP Paribas S.A.	12/28/16	34,901
ZAR	22,139,337	EUR	1,405,000	Citibank N.A.	12/28/16	73,228
BRL	8,459,601	USD	2,471,508	BNP Paribas S.A.	1/04/17	6,165
USD	10,192,659	EUR	9,587,000	Barclays Bank PLC	1/05/17	12,221
USD	4,380,507	EUR	4,119,000	Goldman Sachs International	1/05/17	6,540
USD	2,303,825	GBP	1,844,000	Bank of America N.A.	1/05/17	(5,990)
USD	373,560	GBP	299,000	Bank of America N.A.	1/05/17	(971)
USD	10,470,316	GBP	8,384,000	Royal Bank of Scotland PLC	1/05/17	(31,579)
RUB	55,638,904	USD	860,000	Deutsche Bank AG	1/13/17	26
USD	3,120,000	CAD	4,186,363	UBS AG	1/18/17	1,762
MXN	11,108,408	USD	590,000	Citibank N.A.	2/03/17	(54,233)
USD	1,490,000	MXN	30,527,205	Citibank N.A.	2/03/17	17,649
USD	980,000	MXN	18,009,891	HSBC Bank PLC	2/03/17	111,369
USD	3,600,000	MXN	69,307,848	JPMorgan Chase Bank N.A.	2/03/17	257,228
Total						$315,128

44	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	BNP Paribas S.A.	12/01/16	CAD	1.49	EUR	12,910	—	—
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.47	EUR	8,610	—	—
EUR Currency	Call	Deutsche Bank AG	12/06/16	USD	1.13	EUR	7,820	—	$8
EUR Currency	Call	BNP Paribas S.A.	12/12/16	CAD	1.48	EUR	8,415	—	7,536
AUD Currency	Call	Deutsche Bank AG	12/13/16	CAD	1.04	AUD	8,305	—	368
USD Currency	Call	Deutsche Bank AG	12/20/16	CHF	1.03	USD	6,180	—	47,895
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.20	EUR	5,570	—	15,738
GBP Currency	Call	Deutsche Bank AG	12/29/16	USD	1.35	GBP	4,800	—	330
EUR Currency	Call	Barclays Bank PLC	12/30/16	USD	1.07	EUR	8,770	—	90,347
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86		—	46	—
EUR Currency	Put	Deutsche Bank AG	12/06/16	USD	1.10	EUR	7,820	—	335,010
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	USD	0.69	NZD	8,740	—	13,884
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	JPY	75.50	NZD	13,110	—	5,162
EUR Currency	Put	Citibank N.A.	12/20/16	JPY	117.00	EUR	8,715	—	31,525
GBP Currency	Put	Deutsche Bank AG	12/22/16	USD	1.23	GBP	4,815	—	26,695
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.27	GBP	7,185	—	160,946
CAD Currency	Put	BNP Paribas SA	12/23/16	JPY	75.10	CAD	12,340	—	413
GBP Currency	Put	Royal Bank of Scotland PLC	12/29/16	USD	1.26	GBP	4,800	—	82,417
USD Currency	Put	JPMorgan Chase Bank N.A.	2/01/17	MXN	17.06	USD	14,215	—	57
Total									$818,331

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	45

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.49	EUR	12,910	—
EUR Currency	Call	Barclays Bank PLC	12/07/16	USD	1.07	EUR	8,770	$(54,933)
EUR Currency	Call	BNP Paribas S.A.	12/12/16	USD	1.50	EUR	12,625	(3,961)
USD Currency	Call	Deutsche Bank AG	12/20/16	USD	1.04	USD	6,180	(28,094)
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.60	EUR	5,570	(7,574)
GBP Currency	Call	Royal Bank of Scotland PLC	12/29/16	USD	1.35	GBP	4,800	(330)
USD Currency	Call	JPMorgan Chase Bank N.A.	2/01/17	MXN	21.22	USD	14,215	(202,137)
EUR Currency	Put	Deutsche Bank AG	12/06/16	USD	1.09	EUR	11,175	(370,498)
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	USD	0.67	NZD	17,475	(5,037)
NZD Currency	Put	Morgan Stanley & Co. International PLC	12/19/16	JPY	74.00	NZD	13,110	(1,560)
EUR Currency	Put	Citibank N.A.	12/20/16	JPY	115.00	EUR	12,205	(20,102)
GBP Currency	Put	Bank of America N.A.	12/22/16	USD	1.18	GBP	4,815	(1,735)
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.26	GBP	8,630	(148,535)
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	73.60	CAD	12,340	(92)
GBP Currency	Put	Deutsche Bank AG	12/29/16	USD	1.26	GBP	4,800	(81,637)
Total								$(926,225)

Centrally Cleared Credit Default Swaps — Sell Protection
Index		Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	B+	USD	2,300	$19,865
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	B	EUR	80	(565)
Total						$19,300

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.54%[1]	3-Month LIBOR	N/A	9/04/24	USD	18,700	$661,946
2.60%[2]	3-Month LIBOR	N/A	9/04/24	USD	18,700	(664,106)
Total						$(2,160)

[1] Fund pays a floating rate and receives the fixed rate.
[2] Fund pays a fixed rate and receives the floating rate.

46	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(4)	$3	$(7)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(4)	3	(7)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	215	12,128	12,832	(704)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	11,846	12,533	(687)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	130	7,333	7,759	(426)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	11,846	12,540	(694)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	215	12,128	12,745	(617)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	11,846	12,448	(602)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,150	64,871	66,217	(1,346)
Total						$131,990	$137,080	$(5,090)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	21	$2,915	$2,019	$896
Markit CMBX North America,Series 8	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	5,000	(823,013)	(527,168)	(295,845)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	BBB-	USD	2,500	(411,507)	(260,436)	(151,071)
Total							$(1,231,605)	$(785,585)	$(446,020)
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	47

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
LOC	Letter of Credit
MXN	Mexican Peso
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

48	BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$75,136,398	$9,801,987	$84,938,385
Common Stocks	$256,423	166,089	1,743,097	2,165,609
Corporate Bonds	—	374,161,910	1,169,695	375,331,605
Floating Rate Loan Interests	—	221,353,901	13,449,823	234,803,724
Foreign Agency Obligations	—	29,227,298	—	29,227,298
Non-Agency Mortgage-Backed Securities	—	72,275,710	—	72,275,710
Other Interests	—	193,619	10	193,629
Preferred Securities	11,590,645	52,839,291	—	64,429,936
U.S. Government Sponsored Agency Securities	—	5,735,468	—	5,735,468
U.S. Treasury Obligations	—	4,475,585	—	4,475,585
Warrants	—	—	3,791	3,791
Unfunded Floating Rate Loan Interests[1]	—	1,431	—	1,431
Short-Term Securities	5,472,617	—	—	5,472,617

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	49

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Options Purchased:
Foreign currency exchange contracts	—	$818,331	—	$818,331

Subtotal	$17,319,685	$836,385,031	$26,168,403	$879,873,119

Investments valued at NAV[2]				108,163

Total				$879,981,282

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [3]
Assets:
Credit contracts	—	$20,761	—	$20,761
Foreign currency exchange contracts	—	2,078,693	—	2,078,693
Interest rate contracts	$366,066	661,946	—	1,028,012
Liabilities:
Credit contracts	—	(452,571)	—	(452,571)
Foreign currency exchange contracts	—	(2,689,790)	—	(2,689,790)
Interest rate contracts	(123,596)	(664,106)	—	(787,702)

Total	$242,470	$(1,045,067)	—	$(802,597)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2]

As of November 30, 2016, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.

[3]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$279,389	—	—	$279,389
Cash pledged:
Centrally cleared swaps	2,170	—	—	2,170
Futures contracts	1,087,201	—	—	1,087,201
OTC — derivatives	1,680,000	—	—	1,680,000
Reverse repurchase agreements	2,006,000	—	—	2,006,000
Foreign currency at value	3,576,109	—	—	3,576,109
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(508,000)	—	(508,000)
Reverse repurchase agreements	—	(255,798,906)	—	(255,798,906)

Total	$8,630,869	$(256,306,906)	—	$(247,676,037)

50	BLACKROCK LIMITED DURATION INCOME TRUST	November 30, 2016

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$18,351,873	$1,167,006	$1,163,250	$12,230,322	$193,629	$6,316	$33,112,396
Transfers into Level 3[1]	—	—	—	7,135,601	—	—	7,135,601
Transfers out of Level 3[2]	—	—	—	(5,567,937)	(193,619)	—	(5,761,556)
Accrued discounts/premiums	(30,142)	—	350	8,566	—	—	(21,226)
Net realized gain (loss)	(675,371)	—	—	(291,387)	—	—	(966,758)
Net change in unrealized appreciation (depreciation)[3]	1,634,029	576,091	6,095	483,418	—	(2,525)	2,697,108
Purchases	3,032,587	—	—	1,763,505	—	—	4,796,092
Sales	(12,510,989)	—	—	(2,312,265)	—	—	(14,823,254)
Closing balance, as of November 30, 2016	$9,801,987	$1,743,097	$1,169,695	$13,449,823	$10	$3,791	$26,168,403
Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[3]	$95,028	$576,091	$6,095	$194,022	—	$(2,525)	$868,711

[1]    As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2016	51

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Limited Duration Income Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Limited Duration Income Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Limited Duration Income Trust

Date: January 23, 2017